UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks – 69.1% of Net Assets
	Belgium – 1.7%
183,456	Anheuser-Busch InBev NV	$21,079,143

	Canada – 1.7%
619,900	CGI Group, Inc., Class A(b)	21,971,433

	Chile – 0.6%
900,305	S.A.C.I. Falabella	8,191,251

	China – 1.3%
1,579,500	Hengan International Group Co. Ltd.	16,633,041

	Germany – 3.6%
125,157	Adidas AG	12,655,396
117,952	Bayer AG, (Registered)	16,639,858
91,155	Brenntag AG	16,285,272

		45,580,526

	India – 0.9%
483,814	HCL Technologies Ltd.	12,072,658

	Ireland – 1.8%
297,348	Shire PLC	23,324,875

	Italy – 1.3%
279,080	Luxottica Group S.p.A.	16,160,332

	Japan – 3.3%
541,200	Asahi Group Holdings Ltd.	16,995,256
435,800	Nomura Research Institute Ltd.	13,730,126
2,370,000	Sumitomo Mitsui Trust Holdings, Inc.	10,832,071

		41,557,453

	Mexico – 1.4%
6,521,500	Genomma Lab Internacional S.A. de CV, Class B(b)	17,689,258

	Sweden – 1.4%
612,210	Atlas Copco AB, Class A	17,675,204

	Switzerland – 1.9%
83,105	Roche Holding AG	24,761,700

	Thailand – 1.0%
1,236,200	Bangkok Bank PCL	7,369,649
398,800	Siam Cement PCL (The)	5,604,361

		12,974,010

	United Kingdom – 5.2%
436,201	Diageo PLC	13,892,596
256,023	Hikma Pharmaceuticals PLC	7,348,316
7,490,895	Legal & General Group PLC	28,858,632

Shares	Description	Value (†)
Common Stocks – continued
	United Kingdom – continued
469,584	London Stock Exchange Group PLC	$16,122,045

		66,221,589

	United States – 42.0%
136,725	ACE Ltd.	14,178,383
41,373	Amazon.com, Inc.(b)	13,437,123
217,856	American Express Co.	20,667,999
44,433	AutoZone, Inc.(b)	23,826,752
434,981	Citigroup, Inc.	20,487,605
420,020	Coca-Cola Co. (The)	17,792,047
53,867	Core Laboratories NV	8,999,021
47,458	Covidien PLC	4,279,762
171,269	Deere & Co.	15,508,408
153,231	Facebook, Inc., Class A(b)	10,310,914
111,330	FactSet Research Systems, Inc.	13,390,772
182,850	Genesee & Wyoming, Inc., Class A(b)	19,199,250
197,484	Gilead Sciences, Inc.(b)	16,373,398
134,333	Goldman Sachs Group, Inc. (The)	22,492,718
26,151	Google, Inc., Class A(b)	15,289,705
26,151	Google, Inc., Class C(b)	15,044,147
162,752	Gulfport Energy Corp.(b)	10,220,826
955	Hawaiian Telcom Holdco, Inc.(b)	27,323
242,918	Lowe’s Cos., Inc.	11,657,635
114,565	M&T Bank Corp.	14,211,788
135,469	National Oilwell Varco, Inc.	11,155,872
233,984	Noble Energy, Inc.	18,124,401
194,115	Oceaneering International, Inc.	15,166,205
103,269	Praxair, Inc.	13,718,254
88,883	Precision Castparts Corp.	22,434,069
25,459	Priceline Group, Inc. (The)(b)	30,627,177
105,786	QUALCOMM, Inc.	8,378,251
181,399	Schlumberger Ltd.	21,396,012
80,787	Signet Jewelers Ltd.	8,934,234
300,840	Texas Instruments, Inc.	14,377,144
124,927	TransDigm Group, Inc.	20,895,290
180,259	UnitedHealth Group, Inc.	14,736,173
148,143	Valspar Corp. (The)	11,287,015
22,397	Vertex Pharmaceuticals, Inc.(b)	2,120,548
66,301	W.W. Grainger, Inc.	16,858,355
221,952	Wyndham Worldwide Corp.	16,806,206

		534,410,782

	Total Common Stocks (Identified Cost $706,727,553)	880,303,255

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 29.0%
Non-Convertible Bonds – 28.3%
		Argentina – 0.1%
$382,136		Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	$389,779
1,180,000		YPF S.A., 8.750%, 4/04/2024, 144A	1,232,982

			1,622,761

		Australia – 0.3%
110,000		Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	124,676
1,200,000		Macquarie Bank Ltd., 5.000%, 2/22/2017, 144A	1,307,760
500,000		Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	573,979
2,185,000		New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)(c)	2,271,827
155,000		Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	172,061

			4,450,303

		Barbados – 0.0%
200,000		Columbus International, Inc., 7.375%, 3/30/2021, 144A	215,500

		Belgium – 0.1%
350,000		Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	676,450

		Brazil – 2.0%
800,000		Banco do Brasil S.A., 3.875%, 10/10/2022	752,000
1,100,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 9/26/2023, 144A	1,182,500
400,000		Banco Santander Brasil S.A., 4.500%, 4/06/2015, 144A	409,000
600,000		Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	638,250
2,031,583		Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	884,973
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	836,400
6,600	(††)	Brazil Letras do Tesouro Nacional, Zero Coupon, 7/01/2016, (BRL)(c)	2,401,991
733,786	(†††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2014, (BRL)	331,783
587,029	(†††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	268,954
2,250	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	958,883
1,115	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	462,138
2,250,000		Brazilian Government International Bond, 10.250%, 1/10/2028, (BRL)	1,069,246
1,700,000		BRF S.A., 3.950%, 5/22/2023, 144A	1,606,500
600,000		BRF S.A., 5.875%, 6/06/2022, 144A	649,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brazil – continued
2,300,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	$897,828
1,255,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	1,193,819
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	382,000
400,000	CSN Resources S.A., 6.500%, 7/21/2020, 144A	414,000
800,000	Gerdau Trade, Inc., 5.750%, 1/30/2021, 144A	854,000
226,000	GTL Trade Finance, Inc., 5.893%, 4/29/2024, 144A	237,074
300,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	320,250
100,000	LPG International, Inc., 7.250%, 12/20/2015	107,686
175,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	188,125
867,780	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/2022, 144A	928,958
2,400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	1,018,330
1,750,000	Petrobras Global Finance BV, 4.375%, 5/20/2023(c)	1,685,337
1,150,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	1,267,875
320,000	Petrobras International Finance Co., 5.375%, 1/27/2021	333,514
775,000	Petrobras International Finance Co., 5.750%, 1/20/2020	828,320
300,000	Petrobras International Finance Co., 6.875%, 1/20/2040	314,250
800,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	758,000
129,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	131,541
1,106,000	Vale Overseas Ltd., 6.875%, 11/21/2036	1,224,386

		25,537,411

	Canada – 0.8%
1,085,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	1,104,472
1,570,000	Bank of Nova Scotia, 1.450%, 4/25/2018	1,559,024
650,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	607,865
3,000,000	Canadian Government, 1.250%, 9/01/2018, (CAD)(c)	2,787,704
2,880,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(c)	2,773,577
100,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	106,864

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	$630,280

		9,569,786

	Chile – 0.3%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A	1,489,696
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	206,711
300,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)	566,350
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	272,743
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	794,937
400,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	429,495

		3,759,932

	China – 0.3%
800,000	Baidu, Inc., 2.250%, 11/28/2017	808,992
700,000	Baidu, Inc., 3.250%, 8/06/2018	723,216
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	415,202
1,200,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023	1,133,060
1,000,000	Parkson Retail Group Ltd., 4.500%, 5/03/2018	920,558

		4,001,028

	Colombia – 0.6%
555,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	554,168
1,180,000	Ecopetrol S.A., 5.875%, 9/18/2023	1,324,550
435,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, (COP)	251,355
830,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	479,596
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	1,207,359
875,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	868,437
1,100,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	1,146,750
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	122,961
1,150,000	SUAM Finance BV, 4.875%, 4/17/2024, 144A	1,173,000

		7,128,176

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Croatia – 0.1%
$1,000,000	Croatia Government International Bond, 6.000%, 1/26/2024, 144A	$1,072,500

	Czech Republic – 0.0%
400,000	CEZ AS, 4.250%, 4/03/2022, 144A	416,367

	Dominican Republic – 0.0%
425,000	Dominican Republic International Bond, 8.625%, 4/20/2027, 144A	527,000

	Finland – 0.1%
1,015,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)(c)	1,414,924

	France – 0.2%
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	420,750
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	14,850
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	406,368
1,130,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	1,181,795

		2,023,763

	Hong Kong – 0.1%
400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A	420,580
400,000	Noble Group Ltd., 6.750%, 1/29/2020, 144A	450,000

		870,580

	Hungary – 0.2%
1,330,000	Hungary Government International Bond, 5.375%, 3/25/2024	1,423,100
980,000	Hungary Government International Bond, 5.750%, 11/22/2023	1,080,450
520,000	Hungary Government International Bond, 7.625%, 3/29/2041	665,923

		3,169,473

	Iceland – 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	1,103,509

	India – 0.4%
990,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A	1,027,174
1,155,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	1,183,240
200,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	203,158
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,449,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	India – continued
$750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	$809,819
700,000	State Bank of India/London, 4.125%, 8/01/2017, 144A	728,776

		5,401,167

	Indonesia – 0.6%
200,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	210,000
800,000	Gajah Tunggal Tbk PT, 7.750%, 2/06/2018, 144A	816,000
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	318,115
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	75,761
12,100,000,000	Indonesia Treasury Bond, 6.125%, 5/15/2028, (IDR)	806,326
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)	1,196,879
200,000	Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	216,760
400,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	431,000
2,800,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A(c)	2,642,500
500,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	507,500

		7,220,841

	Ireland – 0.2%
1,600,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)(c)	2,453,878

	Italy – 1.1%
500,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	723,059
2,860,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(c)	4,433,568
2,295,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 8/01/2023, 144A, (EUR)(c)	3,686,393
1,925,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	3,141,206
125,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	125,312
10,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	10,325
100,000	Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	152,354
725,000	UniCredit SpA, EMTN, 6.950%, 10/31/2022, (EUR)	1,205,416

		13,477,633

	Japan – 0.2%
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019	1,185,152

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Japan – continued
$1,700,000	Softbank Corp., 4.500%, 4/15/2020, 144A(c)	$1,727,625

		2,912,777

	Korea – 0.8%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	609,664
400,000	Hana Bank, 4.000%, 11/03/2016, 144A	423,973
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	631,236
600,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	627,121
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A	612,112
400,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	418,841
400,000	Korea Finance Corp., 4.625%, 11/16/2021	439,412
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	416,311
3,784,140,000	Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)(c)	3,738,514
970,000,000	Korea Treasury Bond, 4.000%, 3/10/2016, (KRW)	979,449
250,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	259,383
1,125,000	Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A	1,133,194
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	176,038
200,000	Woori Bank, 5.875%, 4/13/2021, 144A	226,396

		10,691,644

	Luxembourg – 0.2%
400,000	Altice Financing S.A., 7.875%, 12/15/2019, 144A	437,800
500,000	Altice S.A., 7.750%, 5/15/2022, 144A	533,750
970,000	ArcelorMittal, 7.250%, 3/01/2041	1,030,625
500,000	Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	500,000

		2,502,175

	Malaysia – 0.2%
1,750,000	Malaysia Government Bond, 3.434%, 8/15/2014, (MYR)	545,241
6,540,000	Malaysia Government Bond, 4.012%, 9/15/2017, (MYR)(c)	2,063,964

		2,609,205

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Mexico – 1.2%
$1,020,000		Alfa SAB de CV, 5.250%, 3/25/2024, 144A	$1,064,370
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	764,349
300,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A	304,500
600,000		BBVA Bancomer S.A., 6.750%, 9/30/2022, 144A	687,000
640,000		Cemex Finance LLC, 6.000%, 4/01/2024, 144A	666,400
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	667,589
364,500	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	3,009,738
186,200	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)	1,525,488
395,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(c)	3,523,555
265,000	(††††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,386,379
480,000		Petroleos Mexicanos, 3.500%, 7/18/2018	504,480

			15,103,848

		Morocco – 0.1%
1,190,000		OCP S.A., 6.875%, 4/25/2044, 144A	1,241,015

		Netherlands – 0.4%
3,365,000		Netherlands Government Bond, 1.250%, 1/15/2019, 144A, (EUR)(c)	4,778,217

		New Zealand – 0.6%
2,869,353		New Zealand Government Bond, 3.000%, 9/20/2030, (NZD)(c)	2,558,435
2,340,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(c)	2,126,908
2,590,000		New Zealand Government Bond, 5.500%, 4/15/2023, (NZD)	2,443,488

			7,128,831

		Nigeria – 0.0%
550,000		GTB Finance BV, 6.000%, 11/08/2018, 144A	547,250

		Norway – 0.4%
14,109,000		Norway Government Bond, 2.000%, 5/24/2023, (NOK)(c)	2,234,843
13,760,000		Norway Government Bond, 4.500%, 5/22/2019, (NOK)(c)	2,530,807

			4,765,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Panama – 0.0%
$300,000	Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4/04/2017, 144A	$311,400

	Peru – 0.1%
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	989,625

	Philippines – 0.1%
40,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	915,235
30,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	729,381
175,000	Philippine Long Distance Telephone Co., EMTN, 8.350%, 3/06/2017	203,000

		1,847,616

	Poland – 0.4%
1,000,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	1,040,000
6,965,000	Poland Government Bond, 4.000%, 10/25/2023, (PLN)(c)	2,392,076
2,200,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)	766,005
3,210,000	Poland Government Bond, 5.500%, 10/25/2019, (PLN)	1,183,416
95,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	107,780

		5,489,277

	Romania – 0.1%
2,650,000	Romania Government Bond, 5.850%, 4/26/2023, (RON)	916,117

	Singapore – 0.6%
2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A(c)	2,065,766
950,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	776,861
2,470,000	Singapore Government Bond, 2.500%, 6/01/2019, (SGD)(c)	2,104,524
3,100,000	Singapore Government Bond, 3.250%, 9/01/2020, (SGD)(c)	2,712,894

		7,660,045

	South Africa – 0.3%
650,000	AngloGold Ashanti Holdings PLC, 5.125%, 8/01/2022	633,996
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	551,250
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	412,573
11,500,000	South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	1,054,118
600,000	South Africa Government International Bond, 5.875%, 9/16/2025	666,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	South Africa – continued
$700,000	Transnet SOC Ltd., 4.000%, 7/26/2022, 144A	$657,300

		3,976,137

	Spain – 0.6%
450,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	665,117
1,270,000	Spain Government Bond, 4.200%, 1/31/2037, (EUR)(c)	1,873,959
2,115,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)	3,322,806
800,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)	1,257,927

		7,119,809

	Supranationals – 0.7%
840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A	875,870
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022	1,182,538
4,085,000	European Financial Stability Facility, 1.625%, 7/17/2020, (EUR)(c)	5,853,045
70,000,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	1,222,047

		9,133,500

	Sweden – 0.1%
9,195,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)	1,438,708
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	450,395

		1,889,103

	Switzerland – 0.0%
250,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	352,595

	Thailand – 0.2%
1,010,000	Siam Commercial Bank PCL (The), 3.500%, 4/07/2019, 144A	1,025,788
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A	908,269

		1,934,057

	Turkey – 0.7%
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	768,800
920,000	TC Ziraat Bankasi, 4.250%, 7/03/2019, 144A	914,940
1,195,000	Turk Telekomunikasyon AS, 3.750%, 6/19/2019, 144A	1,181,138
1,600,000	Turkey Government International Bond, 3.250%, 3/23/2023	1,475,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Turkey – continued
$1,200,000	Turkey Government International Bond, 5.125%, 3/25/2022	$1,267,800
1,125,000	Turkey Government International Bond, 5.750%, 3/22/2024	1,229,063
600,000	Turkiye Garanti Bankasi AS, 4.000%, 9/13/2017, 144A	607,350
800,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	802,320
875,000	Yapi ve Kredi Bankasi, 5.250%, 12/03/2018, 144A	895,125

		9,141,736

	United Arab Emirates – 0.1%
600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	663,720
200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	212,000

		875,720

	United Kingdom – 0.7%
600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	615,180
410,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	410,928
470,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	924,281
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	292,788
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	783,598
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	1,221,762
250,000	Standard Chartered PLC, EMTN, 3.625%, 11/23/2022, (EUR)	363,772
345,000	United Kingdom Gilt, 2.000%, 1/22/2016, (GBP)	600,736
705,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)	1,221,570
250,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	488,285
1,055,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	2,173,024
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	188,430

		9,284,354

	United States – 11.9%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	18,681
240,000	AES Corp. (The), 4.875%, 5/15/2023	237,600
975,000	Alcoa, Inc., 5.900%, 2/01/2027	1,042,879
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	153,188

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	$2,207,520
194,582	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	198,230
720,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	991,800
12,161	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(d)	12,374
495,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	499,950
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,040,556
145,000	Avnet, Inc., 6.000%, 9/01/2015	153,167
200,000	Bank of America Corp., 5.490%, 3/15/2019	224,890
500,000	Bank of America Corp., EMTN, 4.625%, 8/07/2017, (EUR)	761,376
115,000	Bank of America Corp., MTN, 4.000%, 4/01/2024	117,361
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	51,813
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	16,373
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	16,541
875,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	905,625
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,164,575
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	508,725
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	56,100
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	607,269
20,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	23,000
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	110,200
1,470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,585,762
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	173,406
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,075,350
296,511	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	315,784
235,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	262,612
155,000	Cummins, Inc., 5.650%, 3/01/2098	175,511
212,558	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	248,693

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$185,086	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	$186,130
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	46,935
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	52,000
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,900
310,000	DR Horton, Inc., 4.375%, 9/15/2022	307,287
1,121,000	First Data Corp., 10.625%, 6/15/2021	1,305,965
150,000	Foot Locker, Inc., 8.500%, 1/15/2022(d)	165,692
25,000	Ford Motor Co., 6.375%, 2/01/2029	29,745
50,000	Ford Motor Co., 6.625%, 2/15/2028	58,352
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,605,249
40,000	Ford Motor Co., 7.125%, 11/15/2025	49,156
835,000	Ford Motor Co., 7.400%, 11/01/2046	1,137,602
5,000	Ford Motor Co., 7.500%, 8/01/2026	6,281
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,112,451
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	1,032,091
50,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	49,608
600,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(e)	708,120
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,493,406
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	137,933
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	247,534
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	472,270
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	774,584
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,760,963
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	3,379,950
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	174,487
70,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.997%, 8/10/2045(f)	73,718
425,000	Halcon Resources Corp., 8.875%, 5/15/2021	456,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	$474,053
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,073,750
20,000	HCA, Inc., 4.750%, 5/01/2023	19,975
90,000	HCA, Inc., 6.375%, 1/15/2015	92,138
225,000	HCA, Inc., 7.050%, 12/01/2027	231,750
245,000	HCA, Inc., 7.190%, 11/15/2015	262,762
90,000	HCA, Inc., 7.500%, 12/15/2023	100,800
820,000	HCA, Inc., 7.500%, 11/06/2033	871,250
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,691,250
395,000	HCA, Inc., 8.360%, 4/15/2024	469,062
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	216,450
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	79,500
855,000	Hecla Mining Co., 6.875%, 5/01/2021	848,587
585,000	Hercules, Inc., 6.500%, 6/30/2029	529,425
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	522,382
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	464,625
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,400,000
45,000	iStar Financial, Inc., 3.875%, 7/01/2016	45,788
145,000	iStar Financial, Inc., 4.875%, 7/01/2018	145,363
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	74,550
60,000	iStar Financial, Inc., 6.050%, 4/15/2015	62,100
200,000	iStar Financial, Inc., 7.125%, 2/15/2018	222,000
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	39,120
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,100
2,995,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	3,294,500
665,000	Jefferies Group LLC, 5.125%, 4/13/2018	728,589
30,000	Jefferies Group LLC, 5.125%, 1/20/2023	32,162

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	$1,119,723
685,000	Jefferies Group LLC, 6.450%, 6/08/2027	777,269
1,410,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,648,473
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	13,650
245,000	KB Home, 4.750%, 5/15/2019	246,837
1,665,000	KB Home, 8.000%, 3/15/2020	1,910,587
190,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	204,725
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	15,090
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	59,263
135,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	147,488
1,435,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	1,607,200
30,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	32,925
165,000	Masco Corp., 6.500%, 8/15/2032	174,488
865,000	Masco Corp., 7.750%, 8/01/2029	1,018,975
2,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	3,114,820
310,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(g)	281,325
265,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(g)	262,350
825,000	Morgan Stanley, 2.125%, 4/25/2018	834,063
220,000	Morgan Stanley, 2.500%, 1/24/2019	222,464
1,175,000	Morgan Stanley, 5.750%, 1/25/2021	1,364,909
250,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	465,890
500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	501,845
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,195,401
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	733,257
100,000	Morgan Stanley, Series F, MTN, 0.678%, 10/18/2016(f)	99,888
175,000	Navient Corp., 4.875%, 6/17/2019	180,355
915,000	Navient Corp., 5.500%, 1/25/2023	906,994

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$141,000	Navient Corp., MTN, 3.875%, 9/10/2015	$143,820
40,000	Navient Corp., MTN, 4.625%, 9/25/2017	42,150
60,000	Navient Corp., MTN, 5.500%, 1/15/2019	63,750
1,130,000	Navient Corp., MTN, 7.250%, 1/25/2022	1,250,062
10,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	10,000
2,560,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	2,211,200
360,000	Navient Corp., Series A, MTN, 8.450%, 6/15/2018	425,700
1,552,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,470,520
245,000	New Albertson’s, Inc., 7.750%, 6/15/2026	240,100
3,605,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,514,875
2,110,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,110,000
315,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	268,537
155,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	148,025
115,000	Owens Corning, Inc., 6.500%, 12/01/2016	128,254
535,000	Owens Corning, Inc., 7.000%, 12/01/2036	651,848
540,000	Pulte Group, Inc., 6.000%, 2/15/2035	507,600
785,000	Pulte Group, Inc., 6.375%, 5/15/2033	788,925
220,000	Pulte Group, Inc., 7.875%, 6/15/2032	248,600
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,488,525
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	664,625
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	452,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	62,100
560,000	Qwest Corp., 6.875%, 9/15/2033	563,351
115,000	Qwest Corp., 7.250%, 9/15/2025	135,251
480,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	529,200
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	210,000
500,000	Range Resources Corp., 5.000%, 8/15/2022	530,000

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		United States – continued
$80,000		Reynolds American, Inc., 6.750%, 6/15/2017	$91,846
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	443,000
655,000		Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	661,550
205,000		Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	195,775
1,970,000		Rosetta Resources, Inc., 5.625%, 5/01/2021	2,026,637
760,000		Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	832,200
1,600	(†††††)	SLM Corp., 6.000%, 12/15/2043	35,291
330,000		Springleaf Finance Corp., 7.750%, 10/01/2021	371,250
130,000		Springleaf Finance Corp., 8.250%, 10/01/2023	148,200
400,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	425,000
300,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	315,150
135,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	149,850
294,000		Sprint Capital Corp., 6.875%, 11/15/2028	296,940
240,000		Sprint Capital Corp., 6.900%, 5/01/2019	264,600
110,000		Sprint Capital Corp., 8.750%, 3/15/2032	127,050
26,000		Sprint Communications, Inc., 6.000%, 12/01/2016	28,308
180,000		Sprint Communications, Inc., 6.000%, 11/15/2022	183,600
2,910,000		SUPERVALU, Inc., 6.750%, 6/01/2021	2,997,300
1,360,000		Tenet Healthcare Corp., 6.875%, 11/15/2031	1,315,800
820,000		Textron, Inc., 5.950%, 9/21/2021	953,920
960,000		Toys R Us, Inc., 7.375%, 10/15/2018	720,000
171,000		TransDigm, Inc., 6.500%, 7/15/2024, 144A	178,054
7,940,000		U.S. Treasury Note, 0.250%, 1/15/2015	7,947,448
4,760,000		U.S. Treasury Note, 0.250%, 1/31/2015	4,764,651
4,760,000		U.S. Treasury Note, 0.250%, 2/15/2015	4,765,207
5,000,000		U.S. Treasury Note, 0.250%, 2/29/2016	4,995,115
10,505,000		U.S. Treasury Note, 0.250%, 4/15/2016	10,480,786

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$7,500,000	U.S. Treasury Note, 0.375%, 3/31/2016	$7,501,462
24,004	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	27,305
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	680,400
295,000	United Rentals North America, Inc., 7.625%, 4/15/2022	331,137
1,735,000	United States Steel Corp., 6.650%, 6/01/2037	1,613,550
770,000	United States Steel Corp., 7.500%, 3/15/2022	839,300
129,794	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	146,343
69,497	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	79,400
506,632	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	533,230
230,000	USG Corp., 9.750%, 1/15/2018	275,425
330,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	350,625
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	119,706
260,000	Visant Corp., 10.000%, 10/01/2017	242,450
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	75,256
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	425,618
125,000	Xerox Corp., 6.750%, 2/01/2017	141,821
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	22,059

		150,905,113

	Total Non-Convertible Bonds (Identified Cost $337,199,972)	360,219,798

Convertible Bonds – 0.7%
	United States – 0.7%
390,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	417,787
175,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	185,500
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	254,028
125,000	Ford Motor Co., 4.250%, 11/15/2016	249,766
530,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	579,356
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,735,312
145,000	KB Home, 1.375%, 2/01/2019	145,725

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	United States – continued
$215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(g)	$353,675
2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	2,737,625
375,000	Omnicare, Inc., 3.750%, 12/15/2025	956,016
610,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	623,725
40,000	RPM International, Inc., 2.250%, 12/15/2020	49,725
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	167,569
265,000	United States Steel Corp., 2.750%, 4/01/2019	329,097

	Total Convertible Bonds (Identified Cost $6,362,202)	8,784,906

Municipals – 0.0%
	United States – 0.0%
415,000	State of Illinois, 5.100%, 6/01/2033	416,959
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	96,535

	Total Municipals (Identified Cost $449,359)	513,494

	Total Bonds and Notes (Identified Cost $344,011,533)	369,518,198

Senior Loans – 0.4%
	United States – 0.4%
1,851,563	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(f)	1,915,219
1,065,000	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(f)	1,063,008
23,142	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(f)	22,621
430,650	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(f)	420,960
120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(f)	117,000
16,849	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(f)	14,221
908,435	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(f)	907,191
197,843	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(f)	197,843

	Total Senior Loans (Identified Cost $4,604,121)	4,658,063

Shares	Description	Value (†)
Preferred Stocks – 0.1%
Non-Convertible Preferred Stock – 0.1%
	United States – 0.1%
682	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $145,366)	$683,726

Convertible Preferred Stocks – 0.0%
	United States – 0.0%
460	Chesapeake Energy Corp., 5.000%	47,564
100	Chesapeake Energy Corp., Series A, 5.750% 144A	126,688

	Total Convertible Preferred Stocks (Identified Cost $135,342)	174,252

	Total Preferred Stocks (Identified Cost $280,708)	857,978

Principal Amount (‡)
Short-Term Investments – 0.5%
$41,715	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2014 at 0.000% to be repurchased at $41,715 on 7/01/2014 collateralized by $45,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $42,732 including accrued interest(i)	41,715
7,054,839	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $7,054,841 on 7/01/2014 collateralized by $7,145,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $7,198,588 including accrued interest(i)	7,054,839

	Total Short-Term Investments (Identified Cost $7,096,554)	7,096,554

	Total Investments – 99.1% (Identified Cost $1,062,720,469)(a)	1,262,434,048
	Other assets less liabilities – 0.9%	10,942,422

	Net Assets – 100.0%	$1,273,376,470

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of June 30, 2014, approximately 24% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $1,063,734,959 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$208,225,358
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,526,269)

Net unrealized appreciation	$198,699,089

(b)	Non-income producing security.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(d)	Fair valued by the Fund’s adviser. At June 30, 2014, the value of these securities amounted to $178,066 or less than 0.1% of net assets.
(e)	Perpetual bond with no specified maturity date.
(f)	Variable rate security. Rate as of June 30, 2014 is disclosed.

(g)	Illiquid security. At June 30, 2014, the value of these securities amounted to $897,350 or 0.1% of net assets.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $94,834,599 or 7.4% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/17/2014	Australian Dollar	2,870,000	$2,691,568	$(1,402)
Buy[1]	7/07/2014	Brazilian Real	11,700,000	5,287,755	(14,760)
Sell[1]	10/07/2014	Brazilian Real	11,700,000	5,152,464	14,011
Sell[1]	7/07/2014	Brazilian Real	11,700,000	5,287,755	(188,161)
Buy[1]	9/11/2014	British Pound	1,370,000	2,343,274	44,601
Sell[1]	9/05/2014	Canadian Dollar	2,895,000	2,708,774	(46,510)
Buy[2]	9/17/2014	Euro	13,520,000	18,518,280	220,015
Buy[1]	9/17/2014	Japanese Yen	2,245,000,000	22,173,031	267,921
Buy[3]	9/19/2014	Malaysian Ringgit	1,250,000	386,903	1,042
Sell[2]	9/17/2014	New Zealand Dollar	8,162,000	7,095,050	(68,017)

Total					$228,740

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Barclays Bank PLC.
[3]	Counterparty is JPMorgan Chase Bank, N.A.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets or liabilities;

• Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$21,079,143	$—	$21,079,143
China	—	16,633,041	—	16,633,041
Germany	—	45,580,526	—	45,580,526
India	—	12,072,658	—	12,072,658
Ireland	—	23,324,875	—	23,324,875
Italy	—	16,160,332	—	16,160,332
Japan	—	41,557,453	—	41,557,453
Sweden	—	17,675,204	—	17,675,204
Switzerland	—	24,761,700	—	24,761,700
Thailand	—	12,974,010	—	12,974,010
United Kingdom	—	66,221,589	—	66,221,589
All Other Common Stocks*	582,262,724	—	—	582,262,724

Total Common Stocks	582,262,724	298,040,531	—	880,303,255

Bonds and Notes
Non-Convertible Bonds
Korea	—	5,973,681	4,717,963	10,691,644
New Zealand	—	4,570,396	2,558,435	7,128,831
United States	35,291	148,067,421	2,802,401	150,905,113
All Other Non-Convertible Bonds*	—	191,494,210	—	191,494,210

Total Non-Convertible Bonds	35,291	350,105,708	10,078,799	360,219,798

Convertible Bonds*	—	8,784,906	—	8,784,906
Municipals*	—	513,494	—	513,494

Total Bonds and Notes	35,291	359,404,108	10,078,799	369,518,198

Senior Loans*	—	4,658,063	—	4,658,063
Preferred Stocks
Non-Convertible Preferred Stock*	683,726	—	—	683,726
Convertible Preferred Stocks*	47,564	126,688	—	174,252

Total Preferred Stocks	731,290	126,688	—	857,978

Short-Term Investments	—	7,096,554	—	7,096,554

Total Investments	583,029,305	669,325,944	10,078,799	1,262,434,048

Forward Foreign Currency Contracts (unrealized appreciation)	—	547,590	—	547,590

Total	$583,029,305	$669,873,534	$10,078,799	$1,262,981,638

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(318,850)	$—	$(318,850)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $7,242,066 was transferred from Level 2 to Level 1 during the period ended June 30, 2014. At September 30, 2013, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At June 30, 2014, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

A preferred stock valued at $110,313 was transferred from Level 1 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued at the closing bid quotation in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
Brazil	$1,065,325	$415	$(6,682)	$2,505	$—	$(1,061,563)	$—	$—	$—	$—
Korea	4,410,510	(7,703)	—	315,156	—	—	—	—	4,717,963	315,156
New Zealand	—	17,549	—	209,007	2,331,879	—	—	—	2,558,435	209,007
United States	3,019,090	1,309	6,822	140,874	—	(161,264)	—	(204,430)	2,802,401	153,199

Total	$8,494,925	$11,570	$140	$667,542	$2,331,879	$(1,222,827)	$—	$(204,430)	$10,078,799	$677,362

A debt security valued at $204,430 was transferred from Level 3 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts. The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2014, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Fund, as of June 30, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$547,590

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(318,850)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2014, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$547,590	$228,740

Industry Summary at June 30, 2014 (Unaudited)

Treasuries	10.1%
Pharmaceuticals	7.0
Beverages	5.5
Energy Equipment & Services	4.5
Banks	4.2
IT Services	3.7
Aerospace & Defense	3.5
Specialty Retail	3.5
Internet & Catalog Retail	3.5
Banking	3.4
Insurance	3.4
Internet Software & Services	3.2
Machinery	2.6
Trading Companies & Distributors	2.6
Textiles, Apparel & Luxury Goods	2.3
Oil, Gas & Consumable Fuels	2.2
Chemicals	2.2
Other Investments, less than 2% each	31.2
Short-Term Investments	0.5

Total Investments	99.1
Other assets less liabilities (including open forward foreign currency contracts)	0.9

Net Assets	100.0%

Currency Exposure Summary at June 30, 2014 (Unaudited)

United States Dollar	62.7%
Euro	9.5
British Pound	7.6
Japanese Yen	3.3
Canadian Dollar	2.5
Mexican Peso	2.3
Other, less than 2% each	11.2

Total Investments	99.1
Other assets less liabilities (including open forward foreign currency contracts)	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.6% of Net Assets
	Air Freight & Logistics – 6.5%
631,435	Expeditors International of Washington, Inc.	$27,884,170
269,902	United Parcel Service, Inc., Class B	27,708,139

		55,592,309

	Beverages – 9.0%
716,360	Coca-Cola Co. (The)	30,345,010
21,634	Diageo PLC, Sponsored ADR	2,753,359
337,340	Monster Beverage Corp.(b)	23,961,260
330,565	SABMiller PLC, Sponsored ADR	19,351,275

		76,410,904

	Biotechnology – 2.3%
164,866	Amgen, Inc.	19,515,188

	Capital Markets – 3.3%
131,454	Greenhill & Co., Inc.	6,474,110
662,409	SEI Investments Co.	21,707,143

		28,181,253

	Communications Equipment – 9.3%
1,778,720	Cisco Systems, Inc.	44,201,192
441,004	QUALCOMM, Inc.	34,927,517

		79,128,709

	Consumer Finance – 2.4%
210,461	American Express Co.	19,966,435

	Energy Equipment & Services – 3.8%
275,153	Schlumberger Ltd.	32,454,296

	Food Products – 3.9%
2,234,510	Danone, Sponsored ADR	33,361,234

	Health Care Equipment & Supplies – 5.2%
285,642	Varian Medical Systems, Inc.(b)	23,748,276
198,638	Zimmer Holdings, Inc.	20,630,543

		44,378,819

	Hotels, Restaurants & Leisure – 2.5%
258,760	Yum! Brands, Inc.	21,011,312

	Household Products – 3.3%
353,010	Procter & Gamble Co. (The)	27,743,056

	Internet & Catalog Retail – 4.8%
125,101	Amazon.com, Inc.(b)	40,630,303

	Internet Software & Services – 9.9%
593,200	Facebook, Inc., Class A(b)	39,916,428
37,786	Google, Inc., Class A(b)	22,092,341

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
37,784	Google, Inc., Class C(b)	$21,736,379

		83,745,148

	IT Services – 5.6%
148,431	Automatic Data Processing, Inc.	11,767,610
171,085	Visa, Inc., Class A	36,049,320

		47,816,930

	Pharmaceuticals – 7.2%
248,632	Merck & Co., Inc.	14,383,361
308,380	Novartis AG, ADR	27,917,641
408,971	Novo Nordisk AS, Sponsored ADR	18,890,371

		61,191,373

	Semiconductors & Semiconductor Equipment – 3.2%
59,415	Altera Corp.	2,065,265
71,050	Analog Devices, Inc.	3,841,673
463,098	ARM Holdings PLC, Sponsored ADR	20,950,554

		26,857,492

	Software – 12.0%
461,551	Autodesk, Inc.(b)	26,022,245
146,766	FactSet Research Systems, Inc.	17,653,015
481,226	Microsoft Corp.	20,067,124
940,638	Oracle Corp.	38,124,058

		101,866,442

	Specialty Retail – 3.4%
600,232	Lowe’s Cos., Inc.	28,805,134

	Total Common Stocks (Identified Cost $674,939,408)	828,656,337

Principal Amount
Short-Term Investments – 1.9%
$16,003,409	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $16,003,413 on 7/1/2014 collateralized by $16,325,000 U.S. Treasury Note, 1.500% due 12/31/2018 valued at $16,325,000 including accrued interest(c) (Identified Cost $16,003,409)	16,003,409

	Total Investments – 99.5% (Identified Cost $690,942,817)(a)	844,659,746
	Other assets less liabilities – 0.5%	3,938,074

	Net Assets – 100.0%	$848,597,820

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $690,942,817 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$153,716,929
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	—

Net unrealized appreciation	$153,716,929

At September 30, 2013, the Fund had a capital loss carryforward of $83,801,835 of which $49,121,891 expires on September 30, 2017 and $34,679,944 expires on September 30, 2018.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets or liabilities;

• Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$828,656,337	$—	$—	$828,656,337
Short-Term Investments	—	16,003,409	—	16,003,409

Total	$828,656,337	$16,003,409	$—	$844,659,746

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2014 there were no transfers among Levels 1, 2 and 3

Industry Summary at June 30, 2014 (Unaudited)

Software	12.0%
Internet Software & Services	9.9
Communications Equipment	9.3
Beverages	9.0
Pharmaceuticals	7.2
Air Freight & Logistics	6.5
IT Services	5.6
Health Care Equipment & Supplies	5.2
Internet & Catalog Retail	4.8
Food Products	3.9
Energy Equipment & Services	3.8
Specialty Retail	3.4
Capital Markets	3.3
Household Products	3.3
Semiconductors & Semiconductor Equipment	3.2
Hotels, Restaurants & Leisure	2.5
Consumer Finance	2.4
Biotechnology	2.3
Short-Term Investments	1.9

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 87.2% of Net Assets
Non-Convertible Bonds – 77.4%
	ABS Credit Card – 0.5%
$600,000	American Express Credit Account Master Trust, Series 2012-1, Class A, 0.422%, 1/15/2020(b)	$600,015
245,000	American Express Issuance Trust II, Series 2013-2, Class A, 0.582%, 8/15/2019(b)	246,037
145,000	Chase Issuance Trust, Series 2013-A3, Class A3, 0.432%, 4/15/2020(b)	144,959

		991,011

	ABS Home Equity – 4.6%
264,361	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.822%, 9/25/2045(b)	251,985
290,321	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	297,921
197,310	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	203,337
318,519	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.602%, 7/25/2037, 144A(b)	202,474
233,130	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	239,233
52,001	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.753%, 2/25/2035(b)	52,272
117,390	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.885%, 11/25/2034(b)	116,617
124,663	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036	127,497
101,070	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.530%, 5/25/2035(b)	99,648
91,264	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	81,592
565,404	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	557,907
290,209	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	197,511
334,943	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.422%, 4/25/2035(b)	272,117
438,433	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.596%, 11/20/2035(b)	417,933
352,832	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-20, Class 1A35, 6.000%, 2/25/2037	328,723
78,487	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	81,018
406,719	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.738%, 6/19/2035(b)	407,529
323,124	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.012%, 7/19/2035(b)	302,761
82,711	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.829%, 12/25/2034(b)	74,747
575,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.676%, 9/25/2035(b)	574,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$189,182	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	$160,982
100,755	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 5.154%, 3/25/2036(b)	82,231
411,674	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.652%, 1/25/2036(b)(c)	298,745
169,032	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	169,836
499,228	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.673%, 3/25/2035(b)	446,076
548,046	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.312%, 1/25/2047(b)	395,899
487,524	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	371,165
106,173	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.696%, 5/25/2036(b)	96,639
434,560	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	351,849
340,986	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	350,635
584,352	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.951%, 1/25/2047(b)	543,731
113,156	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.883%, 4/25/2047(b)	102,660
559,168	Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A, 1.083%, 8/25/2046(b)	382,770

		8,640,540

	ABS Other – 0.4%
194,171	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	210,502
450,000	Springleaf Funding Trust, Series 2014-AA, Class C, 4.450%, 12/15/2022, 144A	449,514

		660,016

	Aerospace & Defense – 1.7%
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,443,750
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	956,250
200,000	Oshkosh Corp., 5.375%, 3/01/2022, 144A	206,000
620,000	TransDigm, Inc., 6.000%, 7/15/2022, 144A	637,050

		3,243,050

	Airlines – 1.4%
828,277	American Airlines Pass Through Trust, Series 2013-2, Class B, 5.600%, 1/15/2022, 144A	869,691
400,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	417,016
345,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	369,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$4,753	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	$5,091
198,446	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	212,694
164,339	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	178,308
265,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	271,506
144,505	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	152,121
228,556	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	234,681

		2,710,258

	Automotive – 0.5%
835,000	General Motors Co., 4.875%, 10/02/2023, 144A	878,837
85,000	Lear Corp., 5.375%, 3/15/2024	87,338

		966,175

	Banking – 3.0%
2,100,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	907,671
820,000	HBOS PLC, 6.000%, 11/01/2033, 144A	912,496
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	903,321
65,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	86,334
740,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	989,470
250,000	Societe General S.A., (fixed rate to 9/04/2019, variable rate thereafter), 9.375%, (EUR)(d)	424,483
1,345,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	1,406,650

		5,630,425

	Brokerage – 0.2%
450,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	454,500

	Building Materials – 2.3%
615,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	621,150
296,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	311,540
1,280,000	HD Supply, Inc., 7.500%, 7/15/2020	1,398,400
50,000	Masco Corp., 6.500%, 8/15/2032	52,875
345,000	Masco Corp., 7.750%, 8/01/2029	406,412
1,000,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	987,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	$366,599
240,000	USG Corp., 5.875%, 11/01/2021, 144A	254,400

		4,398,876

	Chemicals – 2.9%
600,000	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	654,000
265,000	Braskem Finance Ltd., 6.450%, 2/03/2024	283,219
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,366,550
850,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	884,000
635,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	703,262
1,600,000	Tronox Finance LLC, 6.375%, 8/15/2020	1,652,000

		5,543,031

	Collateralized Mortgage Obligations – 0.0%
68,740	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.615%, 1/25/2036(b)	68,032

	Consumer Cyclical Services – 1.0%
732,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	778,665
1,095,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	1,168,912

		1,947,577

	Electric – 1.2%
415,000	Calpine Corp., 6.000%, 1/15/2022, 144A	447,163
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,768,605
14,525	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	15,796

		2,231,564

	Entertainment – 0.4%
520,000	24 Hour Holdings III LLC, 8.000%, 6/01/2022, 144A	517,400
180,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	205,200

		722,600

	Environmental – 0.2%
255,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020	274,763

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – 3.8%
$340,000	CIT Group, Inc., 3.875%, 2/19/2019	$345,304
65,000	CIT Group, Inc., 5.000%, 8/15/2022	67,275
545,000	CIT Group, Inc., 5.000%, 8/01/2023	557,944
600,000	iStar Financial, Inc., 4.000%, 11/01/2017	602,250
505,000	iStar Financial, Inc., 5.000%, 7/01/2019	505,000
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	630,338
1,230,000	Navient Corp., 5.500%, 1/25/2023	1,219,237
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	456,750
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	546,750
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,248,750
445,000	Springleaf Finance Corp., 8.250%, 10/01/2023	507,300
445,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	493,950

		7,180,848

	Financial Other – 0.9%
695,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	715,850
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	188,550
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	844,200

		1,748,600

	Food & Beverage – 0.6%
1,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	702,648
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	244,806
250,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	256,875

		1,204,329

	Gaming – 0.7%
100,000	GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/2018, 144A	103,250
285,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020, 144A	293,550
740,000	MGM Resorts International, 6.750%, 10/01/2020	826,025

		1,222,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned—No Guarantee – 0.6%
$530,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	$564,132
465,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	488,399

		1,052,531

	Healthcare – 3.8%
305,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	318,725
240,000	Catamaran Corp., 4.750%, 3/15/2021	242,400
1,060,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022, 144A	1,123,600
465,000	DaVita HealthCare Partners, Inc., 5.750%, 8/15/2022	496,969
170,000	HCA, Inc., 7.050%, 12/01/2027	175,100
655,000	HCA, Inc., 7.500%, 12/15/2023	733,600
145,000	HCA, Inc., 7.500%, 11/06/2033	154,063
590,000	HCA, Inc., 7.690%, 6/15/2025	665,225
480,000	HCA, Inc., 8.360%, 4/15/2024	570,000
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	910,200
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	545,900
305,000	LifePoint Hospitals, Inc., 5.500%, 12/01/2021, 144A	319,487
310,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	314,263
635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	614,362

		7,183,894

	Home Construction – 3.9%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)	138,000
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	682,500
500,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	557,500
345,000	KB Home, 7.000%, 12/15/2021	376,050
880,000	KB Home, 7.250%, 6/15/2018	990,000
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035(f)	2,946,900
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	497,475
70,000	Standard Pacific Corp., 8.375%, 1/15/2021	82,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(e)	$22,000
1,100,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(e)	121,000
915,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	917,287

		7,331,662

	Independent Energy – 3.7%
90,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	90,563
560,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	562,100
115,000	Halcon Resources Corp., 8.875%, 5/15/2021	123,625
400,000	Halcon Resources Corp., 9.750%, 7/15/2020	436,500
180,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022, 144A	189,900
220,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	233,750
135,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	148,838
4,400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(e)	253,000
795,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(e)	47,700
100,000	QEP Resources, Inc., 5.250%, 5/01/2023	102,250
465,000	QEP Resources, Inc., 5.375%, 10/01/2022	478,950
725,000	Rice Energy, Inc., 6.250%, 5/01/2022, 144A	743,125
1,435,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	1,499,575
245,000	Sanchez Energy Corp., 6.125%, 1/15/2023, 144A	252,962
810,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	877,837
920,000	SM Energy Co., 5.000%, 1/15/2024	915,400
115,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	120,750

		7,076,825

	Industrial Other – 0.1%
165,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	169,538

	Integrated Energy – 0.4%
800,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	834,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – 0.5%
690,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	$1,019,847

	Lodging – 0.3%
535,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021, 144A	568,438

	Media Cable – 1.9%
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	479,156
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	436,450
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,338
50,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018	52,938
500,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	529,375
230,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	248,687
685,000	Nara Cable Funding II Ltd., 8.500%, 3/01/2020, 144A, (EUR)	1,117,123
155,000	Numericable Group S.A., 5.375%, 5/15/2022, 144A, (EUR)	225,241
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	388,594
130,000	Wave Holdco LLC/Wave Holdco Corp., 8.250%, (9.000% PIK),7/15/2019, 144A(g)	133,412

		3,626,314

	Media Non-Cable – 0.1%
151,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	162,703

	Metals & Mining – 2.5%
2,395,000	ArcelorMittal, 7.250%, 3/01/2041(f)	2,544,687
495,000	Barrick Gold Corp., 3.850%, 4/01/2022	492,485
315,000	CONSOL Energy, Inc., 5.875%, 4/15/2022, 144A	329,963
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	256,025
200,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	205,250
515,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A(h)	513,713
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	180,031
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	281,475

		4,803,629

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – 1.3%
$85,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	$92,013
275,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019, 144A	275,688
445,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	440,550
405,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	436,387
295,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	320,444
385,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022, 144A	389,812
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022, 144A	462,187

		2,417,081

	Non-Agency Commercial Mortgage-Backed Securities – 1.8%
1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.997%, 8/10/2045(b)	1,779,767
805,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.609%, 11/05/2030, 144A(b)	830,988
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	133,058
525,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.773%, 4/12/2049(b)	573,265

		3,317,078

	Oil Field Services – 0.9%
730,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	815,775
655,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	692,662
75,000	Parker Drilling Co., 6.750%, 7/15/2022, 144A	78,000
155,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022, 144A	160,619

		1,747,056

	Packaging – 1.4%
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	199,750
625,000	Berry Plastics Corp., 5.500%, 5/15/2022	628,516
265,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	271,625
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	785,200
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	784,687

		2,669,778

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – 1.4%
$250,000	Salix Pharmaceuticals Ltd., 6.000%, 1/15/2021, 144A	$268,125
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,636,250
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	572,400
145,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	156,237
70,000	Valeant Pharmaceuticals International, Inc., 7.500%, 7/15/2021, 144A	77,525

		2,710,537

	Property & Casualty Insurance – 0.5%
786,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	842,002

	Refining – 0.1%
235,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 1/15/2022	252,625

	Retailers – 0.9%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	41,600
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	483,937
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	223,450
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	39,988
280,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022, 144A	280,000
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	447,200
135,000	Toys R Us, Inc., 7.375%, 10/15/2018	101,250

		1,617,425

	Supermarkets – 0.5%
205,000	New Albertson’s, Inc., 7.450%, 8/01/2029	194,238
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	797,087

		991,325

	Supranational – 1.8%
458,000,000	International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)	839,285
88,390,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	1,543,096
2,175,000	International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	1,004,368

		3,386,749

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – 4.0%
$210,000		Advanced Micro Devices, Inc., 7.000%, 7/01/2024, 144A	$214,462
2,500,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,475,000
1,930,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,910,700
160,000		Amkor Technology, Inc., 6.375%, 10/01/2022	170,400
140,000		Amkor Technology, Inc., 6.625%, 6/01/2021	149,100
260,000		Audatex North America, Inc., 6.125%, 11/01/2023, 144A	277,550
660,000		Blackboard, Inc., 7.750%, 11/15/2019, 144A	689,700
445,000		BMC Software Finance, Inc., 8.125%, 7/15/2021, 144A	457,794
330,000		CommScope, Inc., 5.000%, 6/15/2021, 144A	336,600
430,000		Equinix, Inc., 4.875%, 4/01/2020	440,750
260,000		First Data Corp., 10.625%, 6/15/2021	302,900
187,000		iGATE Corp., 4.750%, 4/15/2019, 144A	190,273

			7,615,229

		Transportation Services – 0.4%
275,000		APL Ltd., 8.000%, 1/15/2024(h)	255,750
550,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	550,688

			806,438

		Treasuries – 11.3%
165,000	(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)	1,286,383
131,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	1,085,818
116,500	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,049,106
184,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	1,893,794
99,000	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	930,050
10,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	243,127
120,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)(f)	2,969,072
1,050,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	459,776
2,250,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,069,247
3,820,000		U.S. Treasury Note, 0.250%, 2/29/2016	3,816,268

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$425,000	U.S. Treasury Note, 0.625%, 7/15/2014(i)	$425,066
6,165,000	U.S. Treasury Note, 1.000%, 10/31/2016	6,222,797

		21,450,504

	Utility Other – 0.2%
355,000	AES Corp. (The), 3.229%, 6/01/2019(b)	357,663

	Wireless – 3.8%
100,000	Altice S.A., 7.250%, 5/15/2022, 144A, (EUR)	145,146
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	458,609
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	462,741
900,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A(e)	72,000
645,000	Crown Castle International Corp., 4.875%, 4/15/2022	666,769
4,501,000	Sprint Capital Corp., 6.875%, 11/15/2028(f)	4,546,010
70,000	Sprint Capital Corp., 8.750%, 3/15/2032	80,850
370,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	392,663
180,000	Wind Acquisition Finance S.A., 4.215%, 7/15/2020, 144A, (EUR)(b)	247,090
200,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	201,500

		7,273,378

	Wirelines – 3.0%
332,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(j)	337,810
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	703,237
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	125,125
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	29,561
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	436,387
605,000	Level 3 Communications, Inc., 8.875%, 6/01/2019	661,719
1,090,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	1,190,825
450,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	451,125
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	356,212
35,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	38,763

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$85,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	$97,963
1,030,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,313,756

		5,742,483

	Total Non-Convertible Bonds (Identified Cost $142,066,721)	146,865,752

Convertible Bonds – 9.8%
	Automotive – 0.2%
240,000	Ford Motor Co., 4.250%, 11/15/2016	479,550

	Construction Machinery – 1.5%
640,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	889,600
1,055,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,964,278

		2,853,878

	Consumer Products – 0.2%
330,000	Jarden Corp., 1.125%, 3/15/2034, 144A	337,013

	Energy – 1.2%
420,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	449,925
945,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	1,142,859
995,000	Peabody Energy Corp., 4.750%, 12/15/2066	746,872

		2,339,656

	Home Construction – 2.0%
565,000	KB Home, 1.375%, 2/01/2019	567,825
530,000	Lennar Corp., 2.750%, 12/15/2020, 144A	1,011,969
530,000	Lennar Corp., 3.250%, 11/15/2021, 144A	975,863
925,000	Standard Pacific Corp., 1.250%, 8/01/2032	1,162,609

		3,718,266

	Metals & Mining – 0.3%
440,000	United States Steel Corp., 2.750%, 4/01/2019	546,425

	Pharmaceuticals – 1.6%
58,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	59,994
149,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	156,916

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – continued
$559,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021, 144A	$584,504
315,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	1,148,175
285,000	Mylan, Inc., 3.750%, 9/15/2015	1,104,909

		3,054,498

	REITs – Mortgage – 0.2%
310,000	iStar Financial, Inc., 3.000%, 11/15/2016	439,231

	Retailers – 0.8%
310,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A	324,337
658,000	Priceline Group, Inc. (The), 0.350%, 6/15/2020	776,851
235,000	Priceline Group, Inc. (The), 1.000%, 3/15/2018	332,966

		1,434,154

	Technology – 1.8%
145,000	Ciena Corp., 3.750%, 10/15/2018, 144A	199,103
215,000	JDS Uniphase Corp., 0.625%, 8/15/2033, 144A	215,538
370,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032(f)	1,273,262
224,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	288,540
115,000	Novellus Systems, Inc., 2.625%, 5/15/2041	232,731
360,000	Palo Alto Networks, Inc., 0.010%, 7/01/2019, 144A	371,475
80,000	SanDisk Corp., 1.500%, 8/15/2017	162,750
355,000	Xilinx, Inc., 2.625%, 6/15/2017	588,191

		3,331,590

	Wirelines – 0.0%
274,800	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(h)(j)(k)(l)	41,337

	Total Convertible Bonds (Identified Cost $13,998,307)	18,575,598

	Total Bonds and Notes (Identified Cost $156,065,028)	165,441,350

Senior Loans – 1.4%
	Automotive – 0.2%
469,062	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	469,062

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Consumer Products – 0.0%
$9,896	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	$9,849

	Media Non-Cable – 0.0%
100,438	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	84,769

	Oil Field Services – 0.1%
132,364	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	133,936

	Other Utility – 0.2%
232,650	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	227,415
12,623	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	12,339
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	92,625

		332,379

	Supermarkets – 0.2%
284,000	New Albertson’s, Inc., Term Loan, 6/25/2021(m)	284,534

	Wirelines – 0.7%
1,234,375	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,276,813
25,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	25,417

		1,302,230

	Total Senior Loans (Identified Cost $2,584,366)	2,616,759

Shares	Description	Value (†)
Preferred Stocks – 3.4%
Non-Convertible Preferred Stocks – 1.9%
	Banking – 1.6%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	2,176,041
965	Ally Financial, Inc., Series G, 7.000%, 144A	967,443

		3,143,484

	Finance Companies – 0.3%
12,925	iStar Financial, Inc., Series E, 7.875%	323,125
7,500	iStar Financial, Inc., Series F, 7.800%	185,917
550	iStar Financial, Inc., Series G, 7.650%	13,558

		522,600

	Total Non-Convertible Preferred Stocks (Identified Cost $3,279,861)	3,666,084

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – 1.5%
	Banking – 0.1%
94	Bank of America Corp., Series L, 7.250%	$109,698

	Electric – 0.3%
5,720	Dominion Resources, Inc., Series A, 6.125%	329,758
4,162	NextEra Energy, Inc., 5.889%	270,489

		600,247

	Metals & Mining – 0.2%
21,500	ArcelorMittal, 6.000%	483,535

	REITs – Diversified – 0.6%
7,337	Crown Castle International Corp., Series A, 4.500%	747,787
6,611	Weyerhaeuser Co., Series A, 6.375%	375,174

		1,122,961

	REITs – Mortgage – 0.3%
8,025	iStar Financial, Inc., Series J, 4.500%	513,640

	Total Convertible Preferred Stocks (Identified Cost $2,632,178)	2,830,081

	Total Preferred Stocks (Identified Cost $5,912,039)	6,496,165

Common Stocks – 1.5%
	Automobiles – 1.0%
54,287	General Motors Co.	1,970,618

	Oil, Gas & Consumable Fuels – 0.3%
14,882	Kinder Morgan, Inc.	539,622

	Trading Companies & Distributors – 0.2%
2,696	United Rentals, Inc.(n)	282,352

	Total Common Stocks (Identified Cost $2,503,990)	2,792,592

Warrants – 0.0%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(h)(k)(n)	—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(n)	62,583

	Total Warrants (Identified Cost $29,892)	62,583

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 5.5%
$33,745	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2014 at 0.000% to be repurchased at $33,745 on 7/01/2014 collateralized by $40,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $37,984 including accrued interest(o)	$33,745
10,427,210	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $10,427,213 on 7/01/2014 collateralized by $10,910,000 Federal National Mortgage Association, 1.630% due 01/10/2020 valued at $10,637,250 including accrued interest(o)	10,427,210

	Total Short-Term Investments (Identified Cost $10,460,955)	10,460,955

	Total Investments – 99.0% (Identified Cost $177,556,270)(a)	187,870,404
	Other assets less liabilities – 1.0%	1,808,374

	Net Assets – 100.0%	$189,678,778

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $177,660,283 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,742,695
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,532,574)

Net unrealized appreciation	$10,210,121

(b)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended June 30, 2014, the issuer paid out 100% of the interest payments in-kind.
(h)	Illiquid security. At June 30, 2014, the value of these securities amounted to $810,800 or 0.4% of net assets.
(i)	A portion of this security has been pledged as initial margin for open futures contracts.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	Fair valued by the Fund’s adviser. At June 30, 2014, the value of these securities amounted to $41,337 or less than 0.1% of net assets.
(l)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(m)	Position is unsettled. Contract rate was not determined at June 30, 2014 and does not take effect until settlement date.
(n)	Non-income producing security.
(o)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $51,145,604 or 27.0% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	7/31/2014	Euro	490,000	$671,030	$3,830
Buy	7/31/2014	Euro	270,000	369,752	(145)
Sell	7/31/2014	Euro	3,860,000	5,286,076	58,259
Sell	7/31/2014	Euro	145,000	198,570	(1,320)

Total					$60,624

[1]	Counterparty is Barclays Bank PLC.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	9/19/2014	43	$5,899,063	$30,492

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets or liabilities;

• Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$8,479,558	$160,982	(a)	$8,640,540
ABS Other	—	210,502	449,514	(a)	660,016
Airlines	—	1,075,324	1,634,934	(a)	2,710,258
Wireless	—	7,026,288	247,090	(a)	7,273,378
All Other Non-Convertible Bonds*	—	127,581,560	—		127,581,560

Total Non-Convertible Bonds	—	144,373,232	2,492,520		146,865,752

Convertible Bonds
Wirelines	—	—	41,337	(b)	41,337
All Other Convertible Bonds*	—	18,534,261	—		18,534,261

Total Convertible Bonds	—	18,534,261	41,337		18,575,598

Total Bonds and Notes	—	162,907,493	2,533,857		165,441,350

Senior Loans*	—	2,616,759	—		2,616,759
Preferred Stocks
Non-Convertible Preferred Stocks*	3,666,084	—	—		3,666,084

Convertible Preferred Stocks
REITs—Mortgage	—	513,640	—		513,640
All Other Convertible Preferred Stocks*	2,316,441	—	—		2,316,441

Total Convertible Preferred Stocks	2,316,441	513,640	—		2,830,081

Total Preferred Stocks	5,982,525	513,640	—		6,496,165

Common Stocks*	2,792,592	—	—		2,792,592
Warrants(c)	62,583	—	—		62,583
Short-Term Investments	—	10,460,955	—		10,460,955

Total Investments	8,837,700	176,498,847	2,533,857		187,870,404

Forward Foreign Currency Contracts (unrealized depreciation)	—	62,089	—		62,089
Futures Contracts (unrealized appreciation)	30,492	—	—		30,492

Total	$8,868,192	$176,560,936	$2,533,857		$187,962,985

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,465)	$—		$—

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.
(c)	Includes a security fair valued at zero using level 2 inputs.

A preferred stock valued at $444,425 was transferred from Level 1 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued at the closing bid quotation in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$832	$(706)	$(827)	$(7,258)	$168,941	$—	$160,982	$(706)
ABS Other	—	—	—	(367)	449,881	—	—	—	449,514	(367)
Airlines	740,816	6,821	1,538	63,104	850,000	(27,345)	—	—	1,634,934	68,940
Wireless	—	—	—	2,209	244,881	—	—	—	247,090	2,209
Convertible Bonds
Wirelines	43,333	—	1,967	11,608	—	(15,571)	—	—	41,337	9,917

Total	$784,149	$6,821	$4,337	$75,848	$1,543,935	$(50,174)	$168,941	$—	$2,533,857	$79,993

A debt security valued at $168,941 was transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2014, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended June 30, 2014, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$62,089	$—	$62,089
Exchange traded/cleared asset derivatives
Interest rate contracts	—	30,492	30,492

Total asset derivatives	$62,089	$30,492	$92,581

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,465)	$—	$(1,465)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2014, the Fund did not hold any derivatives positions subject to these provisions that are in a net liability position by counterparty.

Timing differences may exist between when contacts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$182,108	$180,643

Industry Summary at June 30, 2014 (Unaudited)

Treasuries	11.3%
Home Construction	5.9
Technology	5.8
Banking	4.7
ABS Home Equity	4.6
Finance Companies	4.1
Wireless	3.8
Healthcare	3.8
Wirelines	3.7
Independent Energy	3.7
Metals & Mining	3.0
Pharmaceuticals	3.0
Chemicals	2.9
Building Materials	2.3
Other Investments, less than 2% each	30.9
Short-Term Investments	5.5

Total Investments	99.0
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.9% of Net Assets
	Australia – 2.1%
60,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	$62,384
185,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)	198,891

		261,275

	Belgium – 3.5%
100,000	Anheuser-Busch InBev NV, EMTN, 1.250%, 3/24/2017, (EUR)	139,517
130,000	Belgium Government Bond, 2.250%, 6/22/2023, (EUR)	189,273
70,000	Belgium Government Bond, 8.000%, 3/28/2015, (EUR)	101,449

		430,239

	Brazil – 0.8%
35,000	CSN Islands IX Corp., 10.000%, 1/15/2015	36,663
65,000	Petrobras Global Finance BV, 3.112%, 3/17/2020(b)	66,784

		103,447

	Canada – 2.6%
30,000	Bombardier, Inc., 4.750%, 4/15/2019, 144A	30,525
78,519	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	73,713
90,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)(c)	130,770
50,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	53,432
30,000	Videotron Ltd., 5.375%, 6/15/2024, 144A	30,750

		319,190

	Chile – 0.5%
60,000	Celulosa Arauco y Constitucion S.A., 5.625%, 4/20/2015	62,098

	Finland – 3.4%
120,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)	167,282
150,000	Finland Government Bond, 4.000%, 7/04/2025, 144A, (EUR)(c)	254,905

		422,187

	France – 5.1%
50,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	76,989
295,000	French Treasury Note BTAN, 1.750%, 2/25/2017, (EUR)(c)	421,196

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	France – continued
100,000	Sanofi, EMTN, 1.875%, 9/04/2020, (EUR)	$142,125

		640,310

	Germany – 9.7%
50,000	BMW Finance NV, 2.375%, 1/24/2023, (EUR)	72,320
185,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)(d)	269,875
85,000	Bundesrepublik Deutschland, 3.750%, 1/04/2017, (EUR)	127,199
65,000	Bundesrepublik Deutschland, 4.000%, 1/04/2037, (EUR)	118,599
335,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)(c)	516,216
75,000	Volkswagen International Finance NV, EMTN, 1.875%, 5/15/2017, (EUR)	106,042

		1,210,251

	Hungary – 0.0%
4,000	Hungary Government International Bond, 5.375%, 3/25/2024	4,280

	Ireland – 0.7%
60,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)	92,020

	Italy – 6.7%
50,000	Enel Finance International S.A., EMTN, 5.625%, 8/14/2024, (GBP)	96,087
60,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	86,767
105,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 5/01/2017, (EUR)	159,404
255,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(c)	416,108
45,000	Telecom Italia Finance S.A., EMTN, 7.750%, 1/24/2033, (EUR)	79,796

		838,162

	Japan – 24.5%
80,000,000	Japan Finance Organization for Municipalities, 1.900%, 6/22/2018, (JPY)	845,654
60,900,000	Japan Government Ten Year Bond, 1.700%, 12/20/2016, (JPY)	625,015
34,500,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	358,021
10,000,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)	99,113
12,700,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)	138,327
13,000,000	Japan Government Thirty Year Bond, 2.000%, 9/20/2040, (JPY)	138,966
76,000,000	Japan Government Twenty Year Bond, 1.900%, 12/20/2028, (JPY)	847,181

		3,052,277

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Korea – 1.3%
1,000,000		Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	$164,774

		Luxembourg – 0.2%
25,000		ArcelorMittal, 6.000%, 3/01/2021	27,062

		Mexico – 3.1%
47,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	388,087

		Netherlands – 1.8%
55,000		Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)	81,766
90,000		Netherlands Government Bond, 4.500%, 7/15/2017, 144A, (EUR)	139,293

			221,059

		New Zealand – 2.3%
280,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	254,502
35,000		New Zealand Government Bond, 6.000%, 4/15/2015, (NZD)	31,214

			285,716

		Norway – 0.6%
420,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)	73,823

		Philippines – 1.0%
5,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	121,564

		Poland – 1.5%
205,000		Poland Government Bond, 4.750%, 4/25/2017, (PLN)	71,378
105,000		Poland Government International Bond, EMTN, 2.625%, 5/12/2015, (CHF)(c)	120,771

			192,149

		Singapore – 0.5%
75,000		Singapore Government Bond, 2.500%, 6/01/2019, (SGD)	63,903

		South Africa – 0.6%
755,000		South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	69,205

		Spain – 4.1%
50,000		Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	99,354
35,000		Spain Government Bond, 4.200%, 1/31/2037, (EUR)	51,644
15,000		Spain Government Bond, 4.300%, 10/31/2019, (EUR)	23,566

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Spain – continued
170,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	$292,946
40,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	45,419

		512,929

	Sweden – 1.0%
715,000	Sweden Government Bond, Series 1052, 4.250%, 3/12/2019, (SEK)	123,131

	Switzerland – 0.6%
50,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	70,519

	United Kingdom – 7.5%
75,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	139,021
70,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	137,659
50,000	Heathrow Funding Ltd., MTN, 5.225%, 2/15/2025, (GBP)	95,026
45,000	United Kingdom Gilt, 1.000%, 9/07/2017, (GBP)	75,791
15,000	United Kingdom Gilt, 4.250%, 12/07/2027, (GBP)	29,184
55,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)	95,300
55,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)(d)	107,423
40,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	84,457
35,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	72,091
50,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	94,215

		930,167

	United States – 11.2%
25,000	Ally Financial, Inc., 3.500%, 7/18/2016	25,813
15,000	Ally Financial, Inc., 4.750%, 9/10/2018	15,919
130,000	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class C, 2.380%, 6/10/2019	132,519
50,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	76,167
50,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.817%, 8/17/2017, (EUR)(b)	68,410
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	96,791
15,000	Cimarex Energy Co., 4.375%, 6/01/2024	15,281
150,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)(c)	220,441
100,000	JPMorgan Chase & Co., EMTN, 3.875%, 9/23/2020, (EUR)	156,843

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$15,000	KB Home, 4.750%, 5/15/2019	$15,113
40,000	Sprint Communications, Inc., 6.000%, 11/15/2022	40,800
5,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	6,221
15,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	19,332
5,000	Time Warner Cable, Inc., 7.300%, 7/01/2038	6,726
10,000	U.S. Treasury Note, 0.125%, 7/31/2014(e)	10,000
335,000	U.S. Treasury Note, 0.125%, 12/31/2014	335,065
45,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	48,600
45,000	US Airways Pass Through Trust, Series 2013-1, Class A, 3.950%, 5/15/2027	45,675
25,000	Verizon Communications, Inc., 5.050%, 3/15/2034	26,682
30,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	31,575

		1,393,973

	Total Bonds and Notes (Identified Cost $12,249,008)	12,073,797

Shares
Preferred Stocks – 0.2%
	United States – 0.2%
64	Dominion Resources, Inc., Series B, 6.000%	3,713
164	Dominion Resources, Inc., Series A, 6.125%	9,455
99	iStar Financial, Inc., Series J, 4.500%	6,336

	Total Preferred Stocks (Identified Cost $16,728)	19,504

Principal Amount(‡)
Short-Term Investments – 1.3%
$164,915	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $164,915 on 7/01/2014 collateralized by $170,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $170,850 including accrued interest(f) (Identified Cost $164,915)	164,915

	Total Investments – 98.4% (Identified Cost $12,430,651)(a)	12,258,216
	Other assets less liabilities – 1.6%	196,973

	Net Assets – 100.0%	$12,455,189

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized depreciation on investments based on a cost of $12,555,806 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$462,490
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(760,080)

Net unrealized depreciation	$(297,590)

(b)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(e)	All of this security has been pledged as initial margin for open futures contracts.

(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $943,008 or 7.6% of net assets.
EMTN	Euro Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/26/2014	British Pound	75,000	$128,264	$(774)
Buy[2]	9/17/2014	Canadian Dollar	456,000	426,541	11,112
Buy[1]	9/17/2014	Euro	155,000	212,303	2,522
Buy[3]	8/18/2014	Japanese Yen	20,900,000	206,378	833
Sell[3]	8/18/2014	Japanese Yen	9,000,000	88,871	(375)
Buy[1]	9/11/2014	South Korean Won	247,100,000	243,535	3,539

Total					$16,857

At June 30, 2014, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
9/17/2014	New Zealand Dollar	295,000	Euro[3]	187,552	$452

[1]	Counterparty is Barclays Bank PLC.
[2]	Counterparty is UBS AG.
[3]	Counterparty is Bank of America, N.A.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro BOBL	9/08/2014	5	$877,242	$4,030

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets or liabilities;

• Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
United States	$—	$1,348,298	$45,675	$1,393,973
All Other Bonds and Notes*	—	10,679,824	—	10,679,824

Total Bonds and Notes	—	12,028,122	45,675	12,073,797

Preferred Stocks*	13,168	6,336	—	19,504
Short-Term Investments	—	164,915	—	164,915

Total Investments	13,168	12,199,373	45,675	12,258,216

Forward Foreign Currency Contracts (unrealized appreciation)	—	18,458	—	18,458
Futures Contracts (unrealized appreciation)	4,030	—	—	4,030

Total	$17,198	$12,217,831	$45,675	$12,280,704

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,149)	$—	$(1,149)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A preferred stock valued at $18,054 was transferred from Level 1 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued at the closing bid quotation in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
United States	$41,625	$—	$—	$4,050	$—	$—	$—	$—	$45,675	$4,050

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2014, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage their duration without having to buy or sell portfolio securities. During the period ended June 30, 2014, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$18,458	$—	$18,458
Exchange traded/cleared asset derivatives
Interest rate contracts	—	4,030	4,030

Total asset derivatives	$18,458	$4,030	$22,488

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,149)	$—	$(1,149)

[1]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2014, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$28,458	$27,309

Industry Summary at June 30, 2014 (Unaudited)

Treasuries	61.4%
Government Guaranteed	6.8
Banking	4.0
Local Authorities	3.2
Wirelines	2.3
Food & Beverage	2.0
Other Investments, less than 2% each	17.4
Short-Term Investments	1.3

Total Investments	98.4
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	1.6

Net Assets	100.0%

Currency Exposure Summary at June 30, 2014 (Unaudited)

Euro	38.9%
Japanese Yen	24.5
United States Dollar	10.1
British Pound	9.9
Mexican Peso	3.1
New Zealand Dollar	2.3
Australian Dollar	2.1
Other, less than 2% each	7.5

Total Investments	98.4
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	1.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 93.7% of Net Assets
Non-Convertible Bonds – 87.6%
	ABS Car Loan – 0.5%
$21,683,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	$22,478,224
20,999,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	22,262,502
5,481,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	5,218,315

		49,959,041

	ABS Credit Card – 0.0%
2,324,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	2,440,760

	ABS Other – 1.4%
975,386	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	984,549
3,385,711	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	3,467,222
59,571,120	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)	58,766,910
9,868,364	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	9,913,580
36,789,963	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	42,600,753
14,592,057	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	15,329,977
3,771,842	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	3,756,755
8,655,312	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	9,140,313

		143,960,059

	Aerospace & Defense – 1.1%
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,121,000
1,181,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	1,185,664
78,795,000	Textron, Inc., 5.950%, 9/21/2021	91,663,563
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	21,191,460

		116,161,687

	Airlines – 2.9%
5,014,678	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,190,191
11,674,906	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	11,893,811
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	19,623,800
15,940	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	16,577

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$432,464	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	$459,190
711,618	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	788,971
7,681,981	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	8,838,887
1,629,450	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,862,624
3,068,771	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	3,352,632
50,526,164	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	56,589,304
10,908,462	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	11,835,681
22,754,097	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	25,712,129
17,322,099	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	20,266,856
2,754,354	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	3,002,246
1,640,824	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,936,172
11,181,692	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	13,082,580
24,925,015	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	29,286,892
2,236,278	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	2,605,263
15,965,587	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	17,921,372
5,101,259	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	5,770,544
21,380,825	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	23,625,812
392,329	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	446,275
14,714,233	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	17,252,439
9,492,177	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	9,990,516
2,915,754	Virgin Australia Pass Through Trust, Series 2013-1A, 5.000%, 4/23/2025, 144A	3,120,994

		294,471,758

	Automotive – 1.0%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098	26,701,450
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,588,682
2,680,000	Ford Motor Co., 6.375%, 2/01/2029	3,188,683
125,000	Ford Motor Co., 6.500%, 8/01/2018	145,548
255,000	Ford Motor Co., 6.625%, 2/15/2028	297,594

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$5,074,000	Ford Motor Co., 6.625%, 10/01/2028	$6,279,826
3,243,000	Ford Motor Co., 7.400%, 11/01/2046	4,418,257
4,569,000	Ford Motor Co., 7.450%, 7/16/2031	6,108,428
240,000	Ford Motor Co., 7.500%, 8/01/2026	301,484
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,562,255
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	46,189,600
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,506,275

		108,288,082

	Banking – 14.8%
22,547,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	29,006,219
2,285,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,921,944
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	8,247,643
35,878,000	Associates Corp. of North America, 6.950%, 11/01/2018	42,847,086
11,400,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	4,927,359
11,641,000	Bank of America Corp., 2.600%, 1/15/2019	11,777,933
3,590,000	Bank of America Corp., 5.420%, 3/15/2017	3,949,725
3,132,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	4,771,121
16,757,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	16,516,638
100,000	Bank of America Corp., MTN, 4.000%, 4/01/2024	102,053
11,000,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	12,278,090
2,393,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,955,788
17,249,000	Bank of America NA, 5.300%, 3/15/2017	18,971,054
1,056,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	1,197,941
7,110,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	7,126,092
337,230,000,000	Barclays Financial LLC, EMTN, 8.250%, 10/27/2014, (IDR)	28,713,620
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,393,340
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	371,761
8,994,000	Capital One Financial Corp., 6.150%, 9/01/2016	9,953,345

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$56,000,000	Citigroup, Inc., 2.500%, 9/26/2018	$56,912,744
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	16,548,582
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,804,423
2,700,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(b)	2,585,806
2,740,000	Citigroup, Inc., 5.875%, 2/22/2033	3,067,512
5,445,000	Citigroup, Inc., 6.125%, 5/15/2018	6,273,299
8,705,000	Citigroup, Inc., 6.125%, 8/25/2036	9,968,957
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	40,472,512
2,398,000	Citigroup, Inc., EMTN, 1.584%, 11/30/2017, (EUR)(c)	3,267,164
27,045,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	28,648,958
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	84,042,379
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,370,909
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	135,136,809
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,527,303
4,467,000	HBOS PLC, 6.000%, 11/01/2033, 144A	4,970,878
1,000,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,152,029
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	724,500
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	30,860,725
2,950,000	JPMorgan Chase & Co., EMTN, 1.054%, 5/30/2017, (GBP)(c)	4,972,900
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,334,391
100,000	Keybank NA, 6.950%, 2/01/2028	126,255
9,787,000	Lloyds Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	9,488,451
81,622,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	95,805,537
6,479,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	7,189,869
103,309,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	119,181,085
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	46,342,159
78,200,000	Morgan Stanley, 2.125%, 4/25/2018	79,059,027

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$4,250,000	Morgan Stanley, 3.450%, 11/02/2015	$4,397,479
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	28,878,673
3,300,000	Morgan Stanley, 4.875%, 11/01/2022	3,542,279
56,867,000	Morgan Stanley, 5.500%, 7/24/2020	65,384,312
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,853,587
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	139,993,239
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	63,612,618
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,024,958
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	24,188,923
10,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	10,849,147
3,800,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	3,711,846
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	43,944,885
5,187,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	6,063,463
9,400,000	Morgan Stanley, Series F, MTN, 0.678%, 10/18/2016(c)	9,389,510
2,239,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	4,020,204
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,120,048
8,638,000	National City Corp., 6.875%, 5/15/2019	10,316,553
4,750,000	Rabobank Nederland (NY), 1.700%, 3/19/2018	4,765,371
35,900,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	39,265,051
5,250,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	7,575,226
6,150,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	9,747,266
1,650,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	2,327,126
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	748,714
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	17,197,292
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,893,173
1,400,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,407,000
5,600,000	Santander U.S. Debt SAU, 3.724%, 1/20/2015, 144A	5,682,869

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	$3,736,471

		1,531,501,198

	Brokerage – 1.5%
34,260,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	35,459,100
13,100,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(b)	14,534,503
43,310,000	Jefferies Group LLC, 5.125%, 1/20/2023	46,431,135
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,404,072
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,939,972
1,693,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,979,337
23,835,000	Jefferies Group LLC, 8.500%, 7/15/2019	29,793,750

		158,541,869

	Building Materials – 1.3%
6,640,000	Masco Corp., 4.800%, 6/15/2015	6,873,190
10,942,000	Masco Corp., 5.850%, 3/15/2017	12,063,555
6,616,000	Masco Corp., 6.125%, 10/03/2016	7,285,870
6,058,000	Masco Corp., 6.500%, 8/15/2032	6,406,335
28,539,000	Masco Corp., 7.125%, 3/15/2020	33,582,412
5,725,000	Masco Corp., 7.750%, 8/01/2029	6,744,084
9,300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	3,788,188
4,949,000	Owens Corning, Inc., 6.500%, 12/01/2016	5,519,392
41,379,000	Owens Corning, Inc., 7.000%, 12/01/2036	50,416,463

		132,679,489

	Construction Machinery – 0.1%
6,787,000	Toro Co., 6.625%, 5/01/2037(b)	7,743,607
400,000	United Rentals North America, Inc., 8.375%, 9/15/2020	439,000

		8,182,607

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,564,499

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Products – continued
$11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	$13,716,824

		22,281,323

	Diversified Manufacturing – 0.0%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,662,004

	Electric – 2.1%
31,602,793	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	35,053,660
9,643,063	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	10,558,190
9,066,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	9,893,100
12,285,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	12,992,616
3,200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	3,519,968
900,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	1,317,404
4,491,000	Endesa S.A., 7.875%, 2/01/2027	5,693,353
40,453,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	46,091,177
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	10,991,206
7,921,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	14,754,239
3,600,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	3,621,823
6,365,092	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)	6,635,087
50,026,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	59,086,059

		220,207,882

	Finance Companies – 6.0%
66,384,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	74,677,021
3,500,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	3,458,683
10,350,000	GE Capital Australia Funding Pty Ltd., MTN, 6.000%, 4/15/2015, (AUD)	9,987,824
1,874,000	GE Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,917,649
35,580,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	30,477,726
14,225,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	12,907,878
51,370,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	45,687,874
36,850,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	32,762,439

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
$10,247,000		General Electric Capital Corp., Series A, MTN, 0.527%, 5/13/2024(c)	$9,618,849
26,931,000		General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	24,196,893
210,000		International Lease Finance Corp., 3.875%, 4/15/2018	215,250
18,830,000		International Lease Finance Corp., 4.625%, 4/15/2021	19,441,975
27,395,000		International Lease Finance Corp., 5.875%, 4/01/2019	30,134,500
3,063,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,346,327
12,465,000		International Lease Finance Corp., 6.250%, 5/15/2019	13,960,800
60,419,000		International Lease Finance Corp., 7.125%, 9/01/2018, 144A	70,086,040
90,196,000		Navient Corp., 5.500%, 1/25/2023	89,406,785
2,270,000		Navient Corp., MTN, 4.625%, 9/25/2017	2,392,012
8,895,000		Navient Corp., MTN, 7.250%, 1/25/2022	9,840,094
641,000		Navient Corp., MTN, 8.000%, 3/25/2020	741,156
15,792,000		Navient Corp., Series A, MTN, 5.000%, 6/15/2018	15,792,000
19,496,000		Navient Corp., Series A, MTN, 5.625%, 8/01/2033	16,839,670
62,425	(††)	SLM Corp., 6.000%, 12/15/2043	1,376,888
48,535,000		Springleaf Finance Corp., 7.750%, 10/01/2021	54,601,875
19,414,000		Springleaf Finance Corp., 8.250%, 10/01/2023	22,131,960
19,727,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	21,896,970

			617,897,138

		Financial Other – 0.4%
26,914,000		National Life Insurance Co., 10.500%, 9/15/2039, 144A	38,709,303

		Government Guaranteed – 0.4%
12,910,000		Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	12,501,787
4,000,000		Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,771,895
31,142,000		Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	29,248,895

			45,522,577

		Government Owned—No Guarantee – 1.1%
3,720,000		Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	4,482,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned – No Guarantee – continued
$36,975,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	$44,254,638
58,060,000	DP World Ltd., 6.850%, 7/02/2037, 144A	64,736,900
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,316,019

		114,790,157

	Health Insurance – 0.0%
1,569,000	CIGNA Corp., 7.875%, 5/15/2027	2,042,908
1,174,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,667,996

		3,710,904

	Healthcare – 1.3%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,941,973
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	8,435,192
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	11,594,237
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,106,480
6,440,000	HCA, Inc., 4.750%, 5/01/2023	6,431,950
802,000	HCA, Inc., 5.875%, 3/15/2022	869,168
52,905,000	HCA, Inc., 5.875%, 5/01/2023	55,351,856
2,936,000	HCA, Inc., 7.050%, 12/01/2027	3,024,080
4,119,000	HCA, Inc., 7.500%, 12/15/2023	4,613,280
1,282,000	HCA, Inc., 7.500%, 11/06/2033	1,362,125
3,807,000	HCA, Inc., 7.690%, 6/15/2025	4,292,393
4,164,000	HCA, Inc., 8.360%, 4/15/2024	4,944,750
1,199,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,330,890
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,252,080
2,256,000	Owens & Minor, Inc., 6.350%, 4/15/2016	2,430,391
2,200,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	2,128,500

		136,109,345

	Home Construction – 0.1%
9,200,000	Pulte Group, Inc., 6.000%, 2/15/2035	8,648,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$3,567,000	Pulte Group, Inc., 6.375%, 5/15/2033	$3,584,835

		12,232,835

	Independent Energy – 0.9%
9,787,000	EQT Corp., 8.125%, 6/01/2019	12,245,563
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	68,206,470
7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	7,945,900

		88,397,933

	Industrial Other – 0.1%
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,573,176

	Life Insurance – 0.6%
3,920,000	American International Group, Inc., 4.125%, 2/15/2024	4,126,329
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,642,506
1,515,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	1,729,497
2,036,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	2,271,406
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	1,124,390
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	9,084,691
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,180,425
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	7,004,923
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,536,503
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	19,514,017
4,732,000	Unum Group, 7.125%, 9/30/2016	5,359,473

		66,574,160

	Local Authorities – 2.8%
24,565,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	36,308,032
800,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	1,084,924
7,448,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	6,640,095
11,311,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	10,817,189
152,895,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	158,970,708
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	18,097,397

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
9,987	Province of Alberta, 5.930%, 9/16/2016, (CAD)	$10,062
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	615,955
29,791,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	26,881,045
26,518,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	25,306,176

		284,731,583

	Lodging – 0.5%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	56,520,345
100,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	110,995

		56,631,340

	Media Cable – 1.1%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	19,055,950
13,630,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	14,716,965
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,612,268
64,548,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	76,380,294

		114,765,477

	Media Non-Cable – 0.5%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	6,320,086
5,000,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021	5,350,000
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	23,899,698
1,805,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,886,225
4,445,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	5,111,750
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	4,143,903

		46,711,662

	Metals & Mining – 2.5%
15,000,000	Alcoa, Inc., 5.400%, 4/15/2021	16,272,045
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	16,785,951
45,700,000	Alcoa, Inc., 5.900%, 2/01/2027	48,881,588
5,505,000	Alcoa, Inc., 5.950%, 2/01/2037	5,576,846
5,804,000	Alcoa, Inc., 6.750%, 1/15/2028	6,468,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$430,000	ArcelorMittal, 6.000%, 3/01/2021	$465,475
4,085,000	ArcelorMittal, 6.750%, 2/25/2022	4,575,200
47,920,000	ArcelorMittal, 7.250%, 3/01/2041	50,915,000
19,365,000	ArcelorMittal, 7.500%, 10/15/2039	21,301,500
20,625,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	20,212,500
2,325,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A(b)(f)	1,325,250
15,701,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	17,526,241
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	4,289,160
31,210,000	United States Steel Corp., 7.000%, 2/01/2018	34,487,050
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	4,046,231

		253,128,787

	Midstream – 2.2%
650,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	741,583
525,000	Energy Transfer Partners LP, 4.150%, 10/01/2020	555,043
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	4,085,280
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,309,937
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,237,792
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,485,831
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	8,524,237
303,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	318,150
12,595,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	12,783,925
635,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	606,425
1,745,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,062,478
22,365,000	NiSource Finance Corp., 6.400%, 3/15/2018	25,695,663
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	25,775,841
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	11,223,249
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	55,279,907
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,704,678

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$1,880,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	$2,106,816
15,683,000	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 5/01/2018	18,342,147
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,637,049
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	21,879,426

		229,355,457

	Mortgage Related – 0.0%
36,348	FHLMC, 5.000%, 12/01/2031	40,224
6,047	FNMA, 6.000%, 7/01/2029	6,887

		47,111

	Non-Agency Commercial Mortgage-Backed Securities – 2.5%
49,352,760	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.866%, 6/15/2039(c)	53,581,502
34,381,273	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.051%, 9/15/2039(c)	37,844,017
6,711,090	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	7,386,172
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	67,907,338
69,500,000	Extended Stay America Trust, Series 2013, Class 7-ESH7, 3.902%, 12/05/2031, 144A	70,739,950
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.997%, 8/12/2045, 144A(c)	10,725,695
6,851,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	7,988,403
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.723%, 3/15/2044, 144A(c)	2,264,863

		258,437,940

	Oil Field Services – 0.5%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	5,459,040
12,575,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	12,480,687
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	28,501,883
587,000	Transocean Ltd., 7.375%, 4/15/2018	678,237

		47,119,847

	Paper – 1.2%
4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	5,117,238
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	26,807,340
644,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	885,620

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$1,031,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	$1,545,747
7,049,000	International Paper Co., 8.700%, 6/15/2038	10,613,961
5,270,000	Mead Corp. (The), 7.550%, 3/01/2047(b)	6,277,814
5,068,000	Westvaco Corp., 8.200%, 1/15/2030	6,655,369
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	33,997,183
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	9,080,233
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,293,477

		119,273,982

	Property & Casualty Insurance – 0.3%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,990,526
9,038,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	11,070,818
1,889,000	MBIA Insurance Corp., 11.487%, 1/15/2033, 144A(c)(g)	1,473,420
7,609,000	Sirius International Group, 6.375%, 3/20/2017, 144A	8,415,394
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,636,899
1,463,000	XLIT Ltd., 6.375%, 11/15/2024	1,768,420

		28,355,477

	Property Trust – 0.4%
36,192,000	WEA Finance LLC/WT Finance Australia Pty Ltd., 6.750%, 9/02/2019, 144A	45,107,610

	Railroads – 0.1%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	12,026,755
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)	229,954
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	1,479,955
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)	187,768

		13,924,432

	Real Estate Operations/Development – 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	11,337,028

	Refining – 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,314,144

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs – Apartments – 0.3%
$12,243,000	Camden Property Trust, 5.000%, 6/15/2015	$12,746,371
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	18,477,885

		31,224,256

	REITs – Diversified – 0.3%
4,140,000	Duke Realty LP, 5.950%, 2/15/2017	4,601,357
19,574,000	Duke Realty LP, 6.500%, 1/15/2018	22,379,346

		26,980,703

	REITs – Health Care – 0.1%
5,972,000	Health Care REIT, Inc., 6.500%, 3/15/2041	7,586,542

	REITs – Office Property – 0.4%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	23,137,096
11,306,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	13,353,517

		36,490,613

	REITs – Shopping Centers – 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,470,418

	REITs – Single Tenant – 0.4%
5,862,000	Realty Income Corp., 5.750%, 1/15/2021	6,729,934
25,529,000	Realty Income Corp., 6.750%, 8/15/2019	29,934,463

		36,664,397

	REITs – Warehouse/Industrials – 0.3%
8,579,000	ProLogis LP, 6.625%, 5/15/2018	10,012,577
18,869,000	ProLogis LP, 7.375%, 10/30/2019	23,324,065

		33,336,642

	Restaurants – 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	10,658,362

	Retailers – 0.4%
3,046,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	2,802,320
6,258,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	5,100,270
6,076,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,982,320
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	12,608,088

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	$9,457,451
3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,641,446

		39,591,895

	Sovereigns – 0.5%
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	37,077,902
1,040,764,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	7,277,883
391,985,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	2,734,433
1,195,394,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	8,932,479

		56,022,697

	Supermarkets – 0.4%
1,120,000	Delhaize Group S.A., 5.700%, 10/01/2040	1,194,630
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,745,032
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,248,762
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,678,125
979,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	834,598
17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021	17,808,700

		37,509,847

	Supranational – 0.5%
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	10,181,448
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	11,834,051
58,420,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	24,711,171

		46,726,670

	Technology – 1.5%
4,600,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	4,554,000
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,190,106
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,669,369
7,487,000	Corning, Inc., 7.250%, 8/15/2036	9,542,316
7,051,000	Equifax, Inc., 7.000%, 7/01/2037	8,934,040
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	77,127,477

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$7,795,000		Intuit, Inc., 5.750%, 3/15/2017	$8,703,196
19,078,000		KLA-Tencor Corp., 6.900%, 5/01/2018	22,446,450
1,502,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	1,623,033
1,974,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,416,176
5,603,000		Tyco Electronics Group S.A., 6.550%, 10/01/2017	6,483,713
561,000		Xerox Corp., 6.350%, 5/15/2018	651,878
7,110,000		Xerox Corp., 6.750%, 2/01/2017	8,066,771

			153,408,525

		Transportation Services – 0.8%
8,436,000		Erac USA Finance Co., 6.375%, 10/15/2017, 144A	9,702,649
2,824,000		Erac USA Finance Co., 6.700%, 6/01/2034, 144A	3,534,575
51,504,000		Erac USA Finance Co., 7.000%, 10/15/2037, 144A	67,488,266

			80,725,490

		Treasuries – 24.5%
106,195,000		Canadian Government, 1.000%, 8/01/2016, (CAD)	99,311,060
209,501,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	194,675,621
88,795,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	83,713,867
206,210,000		Canadian Government, 2.250%, 8/01/2014, (CAD)	193,451,475
372,145,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	353,482,820
90,055,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	87,351,789
156,655,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	150,866,230
4,159,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	4,111,059
2,755,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	24,287,936
2,965,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	25,925,758
7,555,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	68,034,308
1,925,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	18,125,863
7,075,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	72,818,429
109,763,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	102,268,983

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
974,276,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	$171,248,046
802,302,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	134,920,570
43,590,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	19,087,271
23,848,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	11,333,062
6,000,000	Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	4,824,878
300,000,000	U.S. Treasury Note, 0.375%, 1/31/2016	300,433,500
350,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	350,068,250
60,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	59,981,280

		2,530,322,055

	Wireless – 0.5%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	42,796,657
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	6,436,730
1,996,000	Sprint Capital Corp., 6.900%, 5/01/2019	2,200,590
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	706,860
598,000	Sprint Communications, Inc., 6.000%, 11/15/2022	609,960

		52,750,797

	Wirelines – 3.9%
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	509,048
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	2,986,919
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	67,313,400
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	5,089,800
2,708,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,718,155
24,103,000	Embarq Corp., 7.995%, 6/01/2036	26,332,527
825,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	901,313
200,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	219,500
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	2,206,382
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	12,351,602
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	28,999,007

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
300,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	$439,032
1,698,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,893,270
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,816,987
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,938,100
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,590,415
333,000	Qwest Corp., 6.500%, 6/01/2017	378,596
14,480,000	Qwest Corp., 6.875%, 9/15/2033	14,566,648
4,668,000	Qwest Corp., 7.200%, 11/10/2026	4,703,015
9,077,000	Qwest Corp., 7.250%, 9/15/2025	10,675,387
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,809,740
46,411,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	46,527,027
23,660,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	24,428,950
4,200,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	4,460,862
525,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	586,187
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,107,082
14,375,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	18,335,183
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	7,642,773
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	16,819,357
2,100,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	3,859,920
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	14,298,634
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	57,423,737
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,368,299
2,095,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,279,846

		404,576,700

	Total Non-Convertible Bonds (Identified Cost $8,192,796,472)	9,027,143,773

Convertible Bonds – 5.2%
	Automotive – 0.7%
34,827,000	Ford Motor Co., 4.250%, 11/15/2016	69,588,699

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Communications – 0.0%
$2,926,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(b)	$4,813,270

	Energy – 0.5%
34,700,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	37,172,375
11,225,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	11,898,500

		49,070,875

	Life Insurance – 0.9%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	90,733,603

	Metals & Mining – 0.2%
17,800,000	United States Steel Corp., 2.750%, 4/01/2019	22,105,375

	REITs – Warehouse/Industrials – 0.3%
27,359,000	ProLogis LP, 3.250%, 3/15/2015	30,624,981

	Technology – 2.6%
35,120,000	Intel Corp., 2.950%, 12/15/2035	43,658,550
137,016,000	Intel Corp., 3.250%, 8/01/2039	211,347,180
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	15,732,369
380,803	Liberty Media LLC, 3.500%, 1/15/2031	208,252

		270,946,351

	Total Convertible Bonds (Identified Cost $379,355,380)	537,883,154

Municipals – 0.9%
	District of Columbia – 0.2%
14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	19,760,014

	Illinois – 0.6%
530,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	535,804
24,640,000	State of Illinois, 5.100%, 6/01/2033	24,756,301
33,395,000	State of Illinois, Series B, 5.520%, 4/01/2038	33,754,664

		59,046,769

	Michigan – 0.0%
2,310,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,998,450

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Ohio – 0.0%
$5,075,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	$4,021,633

	Virginia – 0.1%
13,845,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	10,281,020

	Total Municipals (Identified Cost $88,311,159)	95,107,886

	Total Bonds and Notes (Identified Cost $8,660,463,011)	9,660,134,813

Senior Loans – 0.5%
	Non-Captive Diversified – 0.4%
26,331,254	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(c)	26,339,416
15,695,281	AWAS Finance Luxembourg S.a.r.l., Term Loan B, 3.500%, 6/10/2016(c)	15,682,254

		42,021,670

	Supermarkets – 0.1%
9,084,349	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(c)	9,071,903

	Total Senior Loans (Identified Cost $51,100,364)	51,093,573

Shares
Common Stocks – 3.7%
	Electronic Equipment, Instruments & Components – 3.7%
17,550,000	Corning, Inc. (Identified Cost $226,654,590)	385,222,500

Preferred Stocks – 0.3%
	Energy – 0.1%
43,031	Chesapeake Energy Corp., 5.000%	4,449,405

	Metals & Mining – 0.1%
340,285	ArcelorMittal, 6.000%	7,653,010

	REITs – Diversified – 0.1%
258,873	Weyerhaeuser Co., Series A, 6.375%	14,691,043

	Total Preferred Stocks (Identified Cost $25,066,559)	26,793,458

Principal Amount (‡)
Short-Term Investments – 0.6%
$103,335	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2014 at 0.000% to be repurchased at $103,335 on 7/01/2014 collateralized by $115,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $109,204 including accrued interest(h)	103,335

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – continued
$64,268,998	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $64,269,016 on 7/01/2014 collateralized by $65,230,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $65,556,150 including accrued interest(h)	$64,268,998

	Total Short-Term Investments (Identified Cost $64,372,333)	64,372,333

	Total Investments – 98.8% (Identified Cost $9,027,656,857)(a)	10,187,616,677
	Other assets less liabilities – 1.2%	125,077,798

	Net Assets – 100.0%	$10,312,694,475

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $9,070,075,856 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,252,540,077
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(134,999,256)

Net unrealized appreciation	$1,117,540,821

(b)	Illiquid security. At June 30, 2014, the value of these securities amounted to $104,579,924 or 1.0% of net assets.
(c)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Fair valued by the Fund’s adviser. At June 30, 2014, the value of this security amounted to $1,325,250 or less than 0.1% of net assets.
(g)	Non-income producing security.
(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $1,453,521,746 or 14.1% of net assets.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$20,038,442	$123,921,617	(a)	$143,960,059
Airlines	—	3,120,994	291,350,764	(a)	294,471,758
Finance Companies	1,376,888	616,520,250	—		617,897,138
Metals & Mining	—	251,803,537	1,325,250	(b)	253,128,787
All Other Non-Convertible Bonds*	—	7,717,686,031	—		7,717,686,031

Total Non-Convertible Bonds	1,376,888	8,609,169,254	416,597,631		9,027,143,773

Convertible Bonds*	—	537,883,154	—		537,883,154
Municipals*	—	95,107,886	—		95,107,886

Total Bonds and Notes	1,376,888	9,242,160,294	416,597,631		9,660,134,813

Senior Loans*	—	51,093,573	—		51,093,573
Common Stocks*	385,222,500	—	—		385,222,500
Preferred Stocks*	26,793,458	—	—		26,793,458
Short-Term Investments	—	64,372,333	—		64,372,333

Total	$413,392,846	$9,357,626,200	$416,597,631		$10,187,616,677

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$67,016,089	$—	$29,437	$1,548,344	$60,660,658	$(5,332,911)	$—	$—	$123,921,617	$1,751,332
Airlines	292,528,124	311,106	291,425	9,975,496	—	(14,920,000)	3,164,613	—	291,350,764	12,067,782
Metals & Mining	—	67,497	(554,946)	(188,226)	—	(1,531,575)	3,532,500	—	1,325,250	(188,226)

Total	$359,544,213	$378,603	$(234,084)	$11,335,614	$60,660,658	$(21,784,486)	$6,697,113	$—	$416,597,631	$13,630,888

A debt security valued at $3,532,500 was transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $3,164,613 was transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2014 (Unaudited)

Treasuries	24.5%
Banking	14.8
Finance Companies	6.0
Technology	4.1
Wirelines	3.9
Electronic Equipment, Instruments & Components	3.7
Airlines	2.9
Local Authorities	2.8
Metals & Mining	2.8
Non-Agency Commercial Mortgage-Backed Securities	2.5
Midstream	2.2
Electric	2.1
Other Investments, less than 2% each	25.9
Short-Term Investments	0.6

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at June 30, 2014 (Unaudited)

United States Dollar	68.3%
Canadian Dollar	13.3
New Zealand Dollar	5.3
Australian Dollar	3.3
Norwegian Krone	3.0
Mexican Peso	2.6
Other, less than 2% each	3.0

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 95.0% of Net Assets
	ABS Car Loan – 2.1%
$2,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	$2,224,165
1,640,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	1,642,507
1,275,000	Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.210%, 10/15/2020, 144A	1,278,120
1,165,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	1,173,395
929,670	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 5/15/2018, 144A	933,740
2,350,000	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	2,365,515
1,045,000	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	1,048,103
625,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	630,604
902,841	Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.090%, 2/15/2018, 144A	904,603
2,120,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	2,120,992

		14,321,744

	ABS Credit Card – 1.0%
3,220,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.760%, 9/15/2022	3,134,206
3,400,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	3,531,682

		6,665,888

	ABS Home Equity – 0.1%
284,059	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	289,934
176,952	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 6.200%, 1/25/2028(b)	177,156

		467,090

	ABS Other – 0.4%
3,000,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/2019	3,001,194

	Agency Commercial Mortgage-Backed Securities – 12.3%
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,651,756
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,698,365
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,683,990
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	721,372
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,654,631
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	8,031,173

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	$34,066,272
8,943,745	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.502%, 4/25/2019(c)	8,934,998
13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 5.076%, 8/16/2051(c)	14,690,630

		84,133,187

	Collateralized Mortgage Obligations – 14.2%
175,370	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.920%, 5/15/2023(c)	180,554
112,977	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.920%, 8/15/2023(c)	116,072
417,481	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	464,285
597,815	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.552%, 11/15/2032(c)	599,650
2,926,780	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	3,133,279
4,466,473	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	4,705,157
3,631,000	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	4,070,881
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,844,640
4,210,614	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	4,419,397
6,971,418	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	7,583,028
3,329,330	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.424%, 6/15/2048(c)	3,483,875
4,234,592	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.334%, 12/15/2036(c)	4,447,892
271,685	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	281,241
134,244	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 2.180%, 9/25/2022(c)	139,201
110,485	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 2.040%, 4/25/2024(c)	114,008
2,242,873	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	2,328,091
1,909,145	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	2,109,000
4,213,259	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.886%, 8/25/2038(c)	4,368,008
98,506	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.980%, 4/25/2023(c)	101,409
748,193	Government National Mortgage Association, Series 1998-19, Class ZB, 6.500%, 7/20/2028	851,724
3,254,566	Government National Mortgage Association, Series 2012-124, Class HT, 7.217%, 7/20/2032(c)	3,728,235
8,113,164	Government National Mortgage Association, Series 2012-H29, Class HF, 0.652%, 10/20/2062(c)	8,110,000
7,801,892	Government National Mortgage Association, Series 2013-H02, Class GF, 0.652%, 12/20/2062(c)	7,801,681
5,598,933	Government National Mortgage Association, Series 2013-H08, Class FA, 0.502%, 3/20/2063(c)	5,539,058

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$4,786,943	Government National Mortgage Association, Series 2013-H10, Class FA, 0.552%, 3/20/2063(c)	$4,754,272
14,650,417	Government National Mortgage Association, Series 2013-H22, Class FT, 0.750%, 4/20/2063(c)	14,672,525
628,023	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.501%, 12/07/2020(c)	628,689
1,603,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,663,632
1,317,066	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.602%, 10/07/2020(c)	1,324,149
1,863,219	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.712%, 12/08/2020(c)	1,874,821
115,026	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.712%, 12/08/2020(c)	115,774

		97,554,228

	Hybrid ARMs – 25.2%
1,855,008	FHLMC, 2.097%, 6/01/2037(c)	1,964,580
6,523,127	FHLMC, 2.113%, 5/01/2037(c)	6,899,451
1,734,939	FHLMC, 2.290%, 4/01/2036(c)	1,806,441
3,431,450	FHLMC, 2.345%, 7/01/2033(c)	3,626,460
2,914,126	FHLMC, 2.364%, 11/01/2036(c)	3,103,719
1,863,020	FHLMC, 2.370%, 4/01/2035(c)	1,989,695
2,717,216	FHLMC, 2.370%, 3/01/2036(c)	2,904,713
8,832,411	FHLMC, 2.374%, 3/01/2037(c)	9,406,794
2,312,730	FHLMC, 2.374%, 9/01/2038(c)	2,453,741
878,778	FHLMC, 2.375%, 2/01/2035(c)	938,469
5,965,697	FHLMC, 2.377%, 2/01/2036(c)	6,354,724
1,216,981	FHLMC, 2.379%, 11/01/2038(c)	1,296,773
4,430,430	FHLMC, 2.401%, 9/01/2035(c)	4,725,318
1,062,280	FHLMC, 2.401%, 4/01/2037(c)	1,133,114
2,990,760	FHLMC, 2.416%, 2/01/2036(c)	3,191,571
454,546	FHLMC, 2.452%, 9/01/2038(c)	484,382
1,929,428	FHLMC, 2.458%, 3/01/2038(c)	2,060,180
3,447,032	FHLMC, 2.487%, 4/01/2037(c)	3,683,095
1,022,703	FHLMC, 2.636%, 12/01/2034(c)	1,074,007
789,685	FHLMC, 2.805%, 3/01/2037(c)	852,014

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$1,231,419	FHLMC, 3.721%, 11/01/2038(c)	$1,309,071
2,456,248	FHLMC, 4.241%, 9/01/2038(c)	2,578,320
260,904	FHLMC, 5.286%, 12/01/2037(c)	275,131
293,678	FNMA, 1.909%, 2/01/2037(c)	314,692
3,527,792	FNMA, 1.923%, 7/01/2035(c)	3,754,522
5,813,134	FNMA, 2.185%, 4/01/2037(c)	6,161,549
6,624,927	FNMA, 2.197%, 9/01/2037(c)	7,073,998
5,084,829	FNMA, 2.218%, 7/01/2035(c)	5,401,634
1,025,511	FNMA, 2.256%, 9/01/2034(c)	1,097,693
1,802,236	FNMA, 2.270%, 9/01/2036(c)	1,917,737
1,027,301	FNMA, 2.275%, 10/01/2033(c)	1,097,136
2,381,851	FNMA, 2.277%, 4/01/2037(c)	2,548,256
4,595,806	FNMA, 2.285%, 11/01/2033(c)	4,878,524
2,737,102	FNMA, 2.302%, 4/01/2037(c)	2,927,587
826,862	FNMA, 2.310%, 12/01/2034(c)	836,663
1,840,624	FNMA, 2.310%, 1/01/2036(c)	1,963,004
2,257,873	FNMA, 2.321%, 4/01/2034	2,404,321
601,022	FNMA, 2.326%, 4/01/2033(c)	641,837
2,665,991	FNMA, 2.332%, 6/01/2036(c)	2,835,985
9,115,828	FNMA, 2.339%, 10/01/2034(c)	9,784,015
6,881,484	FNMA, 2.346%, 4/01/2034(c)	7,355,322
4,075,019	FNMA, 2.348%, 8/01/2035(c)	4,302,761
5,208,584	FNMA, 2.405%, 6/01/2037(c)	5,582,435
558,271	FNMA, 2.408%, 8/01/2035(c)	597,720
2,373,888	FNMA, 2.412%, 6/01/2033(c)	2,496,055
3,071,288	FNMA, 2.412%, 10/01/2033(c)	3,273,676
1,465,115	FNMA, 2.419%, 8/01/2034(c)	1,589,332
5,653,401	FNMA, 2.421%, 3/01/2037(c)	6,075,791

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$1,900,987	FNMA, 2.445%, 2/01/2047(c)	$2,056,669
598,939	FNMA, 2.554%, 8/01/2033(c)	637,629
5,430,504	FNMA, 2.561%, 7/01/2037(c)	5,837,839
642,480	FNMA, 2.625%, 8/01/2036(c)	690,505
1,768,991	FNMA, 2.656%, 5/01/2035(c)	1,899,546
3,248,904	FNMA, 3.024%, 6/01/2035(c)	3,454,814
5,262,166	FNMA, 3.173%, 9/01/2037(c)	5,596,813
1,245,401	FNMA, 4.709%, 8/01/2038(c)	1,341,848

		172,539,671

	Mortgage Related – 16.1%
186,258	FHLMC, 3.000%, 10/01/2026	193,296
1,432,885	FHLMC, 4.000%, with various maturities from 2024 to 2042(d)	1,521,851
1,206,583	FHLMC, 4.500%, with various maturities from 2025 to 2034(d)	1,300,964
537,493	FHLMC, 5.500%, 10/01/2023	588,143
45,942	FHLMC, 6.000%, 11/01/2019	49,982
1,420,946	FHLMC, 6.500%, with various maturities from 2017 to 2034(d)	1,607,498
17,845	FHLMC, 7.000%, 2/01/2016	18,007
742	FHLMC, 7.500%, with various maturities from 2014 to 2026(d)	827
1,363	FHLMC, 8.000%, 9/01/2015	1,399
2,225	FHLMC, 10.000%, 7/01/2019	2,471
33,551	FHLMC, 11.500%, with various maturities from 2015 to 2020(d)	35,016
244,716	FNMA, 3.000%, 3/01/2042	242,636
2,656,391	FNMA, 4.500%, 1/01/2025	2,847,465
3,967,540	FNMA, 5.000%, with various maturities from 2037 to 2038(d)	4,421,948
1,869,483	FNMA, 5.500%, with various maturities from 2018 to 2033(d)	2,067,621
3,304,034	FNMA, 6.000%, with various maturities from 2017 to 2022(d)	3,608,851
508,944	FNMA, 6.500%, with various maturities from 2017 to 2037(d)	570,237
25,926	FNMA, 7.000%, 12/01/2022	26,009
152,193	FNMA, 7.500%, with various maturities from 2015 to 2032(d)	173,272

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$5,267	FNMA, 8.000%, with various maturities from 2015 to 2016(d)	$5,422
5,362,249	GNMA, 1.858%, 2/20/2061(c)	5,670,900
4,427,643	GNMA, 2.042%, 2/20/2063(c)	4,709,746
5,153,683	GNMA, 2.314%, 3/20/2063(c)	5,563,262
3,088,706	GNMA, 2.529%, 2/20/2063(c)	3,346,131
4,729,149	GNMA, 4.479%, 2/20/2062	5,173,680
4,870,431	GNMA, 4.521%, 12/20/2061	5,321,773
7,369,371	GNMA, 4.532%, 12/20/2062	8,132,396
2,456,915	GNMA, 4.560%, 3/20/2062	2,688,005
12,460,674	GNMA, 4.583%, 11/20/2062	13,752,161
1,557,992	GNMA, 4.599%, 4/20/2063	1,727,265
4,440,988	GNMA, 4.604%, 6/20/2062	4,885,429
1,528,851	GNMA, 4.616%, 8/20/2061	1,665,977
1,972,327	GNMA, 4.639%, 3/20/2062	2,164,528
8,673,032	GNMA, 4.659%, 2/20/2062	9,522,087
2,014,060	GNMA, 4.698%, 7/20/2061	2,193,706
8,670,721	GNMA, 4.700%, with various maturities in 2061(d)	9,456,613
2,003,573	GNMA, 4.717%, 3/20/2061	2,174,484
1,647,651	GNMA, 4.808%, 8/20/2062	1,805,967
925,173	GNMA, 5.167%, 4/20/2061	1,011,087
27,690	GNMA, 6.000%, 12/15/2031	31,930
120,566	GNMA, 6.500%, 5/15/2031	140,524
106,854	GNMA, 7.000%, 10/15/2028	120,752

		110,541,318

	Non-Agency Commercial Mortgage-Backed Securities – 15.2%
1,290,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	1,289,913
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.781%, 4/10/2049(c)	1,956,010
375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	408,932

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,391,748	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	$1,502,046
3,215,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.102%, 6/15/2031, 144A(c)	3,215,000
3,490,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.252%, 5/15/2030, 144A(c)	3,495,486
1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.341%, 12/10/2049(c)	1,645,794
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,481,958
885,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 0.952%, 3/15/2029, 144A(c)	886,197
2,625,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,873,514
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	5,800,120
3,000,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.175%, 2/15/2041(c)	3,361,179
1,000,000	Del Coronado Trust, Series 2013-HDC, Class A, 0.952%, 3/15/2026, 144A(c)	1,000,964
1,200,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.851%, 12/05/2031, 144A(c)	1,199,334
3,350,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.102%, 2/15/2027, 144A(c)	3,353,069
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,455,830
7,778,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,646,857
3,555,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(c)	3,419,021
254,442	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043	274,054
2,744,937	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,994,207
4,740,278	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	5,177,109
3,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.932%, 4/15/2030, 144A(c)	3,501,589
975,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	1,019,754
1,643,766	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	1,802,856
1,884,470	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	2,119,045
1,154,044	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,245,078
5,364,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	5,891,614
3,620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2, 3.085%, 8/15/2046	3,777,785
3,485,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.773%, 4/12/2049(c)	3,780,106

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,469,548	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 6.105%, 6/11/2049(c)	$1,626,562
2,448,029	Motel 6 Trust, Series 2012-MTL6, Class A1, 1.500%, 10/05/2025, 144A	2,464,696
2,274,503	PFP III Ltd., Series 2014-1, Class A, 1.322%, 6/14/2031, 144A(c)	2,279,675
1,520,000	SCG Trust, Series 2013-SRP1, Class A, 1.552%, 11/15/2026, 144A(c)	1,526,262
4,140,454	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,464,610
3,775,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	4,116,219
1,450,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class A2, 2.900%, 8/15/2046	1,507,778
1,515,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	1,580,771

		104,140,994

	Treasuries – 8.4%
7,000,000	U.S. Treasury Note, 0.109%, 4/30/2016(c)	7,001,820
13,680,000	U.S. Treasury Note, 0.625%, 9/30/2017	13,510,067
17,105,000	U.S. Treasury Note, 0.875%, 5/15/2017	17,127,715
20,120,000	U.S. Treasury Note, 1.625%, 3/31/2019	20,178,167

		57,817,769

	Total Bonds and Notes (Identified Cost $644,733,504)	651,183,083

Short-Term Investments – 6.7%
16,539,790	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $16,539,795 on 7/01/2014 collateralized by $16,790,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $16,873,950 including accrued interest(e)	16,539,790
8,910,000	U.S. Treasury Bills, 0.013%-0.026%, 8/07/2014(f)	8,909,955
20,405,000	U.S. Treasury Bills, 0.030%-0.080%, 10/16/2014(f)	20,402,429

	Total Short-Term Investments (Identified Cost $45,850,540)	45,852,174

	Total Investments – 101.7% (Identified Cost $690,584,044)(a)	697,035,257
	Other assets less liabilities – (1.7)%	(11,393,888)

	Net Assets – 100.0%	$685,641,369

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $690,586,209 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,842,080
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,393,032)

Net unrealized appreciation	$6,449,048

At September 30, 2013, the Fund had a short-term capital loss carryforward of $107,452 with no expiration date and a long-term capital loss carryforward of $82,408 with no expiration date. At September 30, 2013, late-year ordinary and post-October capital loss deferrals were $7,556,110. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Fair valued by the Fund’s adviser. At June 30, 2014, the value of this security amounted to $177,156 or less than 0.1% of net assets.
(c)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $40,310,443 or 5.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$289,934	$177,156	(a)	$467,090
Agency Commercial Mortgage-Backed Securities	—	69,442,557	14,690,630	(b)	84,133,187
Collateralized Mortgage Obligations	—	96,925,539	628,689	(b)	97,554,228
Non-Agency Commercial Mortgage-Backed Securities	—	99,636,081	4,504,913	(b)	104,140,994
All Other Bonds and Notes *	—	364,887,584	—		364,887,584

Total Bonds and Notes	—	631,181,695	20,001,388		651,183,083

Short-Term Investments	—	45,852,174	—		45,852,174

Total	$—	$677,033,869	$20,001,388		$697,035,257

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
ABS Home Equity	$—	$—	$(370)	$(5,373)	$—	$(53,804)	$236,703	$—	$177,156	$(5,373)
ABS Student Loan	1,336,443	—	—	(4,130)	—	(1,332,313)	—	—	—	—
Agency Commercial Mortgage-Backed Securities	15,008,145	—	—	(317,515)	—	—	—	—	14,690,630	(317,515)
Collateralized Mortgage Obligations	23,331,092	—	(1)	(164)	—	(153,077)	—	(22,549,161)	628,689	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	—	4,504,913	—	—	—	4,504,913	—

Total	$39,675,680	$—	$(371)	$(327,182)	$4,504,913	$(1,539,194)	$236,703	$(22,549,161)	$20,001,388	$(322,888)

Debt securities valued at $22,549,161 were transferred from Level 3 to Level 2 during the period ended June 30, 2014. At September 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $236,703 was transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2014 (Unaudited)

Hybrid ARMs	25.2%
Mortgage Related	16.1
Non-Agency Commercial Mortgage-Backed Securities	15.2
Collateralized Mortgage Obligations	14.2
Agency Commercial Mortgage-Backed Securities	12.3
Treasuries	8.4
ABS Car Loan	2.1
Other Investments, less than 2% each	1.5
Short-Term Investments	6.7

Total Investments	101.7
Other assets less liabilities	(1.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.3% of Net Assets
	Aerospace & Defense – 1.0%
269,099	Hexcel Corp.(b)	$11,006,149

	Air Freight & Logistics – 1.3%
537,424	XPO Logistics, Inc.(b)	15,381,075

	Airlines – 1.2%
213,870	Spirit Airlines, Inc.(b)	13,525,139

	Auto Components – 2.0%
232,186	Dorman Products, Inc.(b)	11,451,414
232,045	Drew Industries, Inc.	11,604,570

		23,055,984

	Banks – 4.4%
391,954	Bank of the Ozarks, Inc.	13,110,861
684,301	Boston Private Financial Holdings, Inc.	9,197,006
275,087	Pinnacle Financial Partners, Inc.	10,860,435
412,621	PrivateBancorp, Inc.	11,990,766
46,845	SVB Financial Group(b)	5,463,064

		50,622,132

	Biotechnology – 4.4%
210,489	Acceleron Pharma, Inc.(b)	7,150,311
303,124	Chimerix, Inc.(b)	6,650,541
96,509	Cubist Pharmaceuticals, Inc.(b)	6,738,258
465,218	Emergent Biosolutions, Inc.(b)	10,448,796
654,644	Exact Sciences Corp.(b)	11,148,587
540,165	Neurocrine Biosciences, Inc.(b)	8,016,049

		50,152,542

	Building Products – 1.0%
337,360	Apogee Enterprises, Inc.	11,760,370

	Capital Markets – 1.6%
185,411	Artisan Partners Asset Management, Inc.	10,509,095
186,256	Financial Engines, Inc.	8,433,672

		18,942,767

	Chemicals – 1.3%
452,608	Flotek Industries, Inc.(b)	14,555,873

	Commercial Services & Supplies – 0.9%
551,161	Interface, Inc.	10,383,873

	Communications Equipment – 0.7%
379,134	Ciena Corp.(b)	8,212,042

	Consumer Finance – 1.0%
245,570	Encore Capital Group, Inc.(b)	11,153,789

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – 1.0%
208,587	Pool Corp.	$11,797,681

	Diversified Consumer Services – 3.2%
330,598	Bright Horizons Family Solutions, Inc.(b)	14,195,878
316,509	Grand Canyon Education, Inc.(b)	14,549,919
464,593	Nord Anglia Education, Inc.(b)	8,502,052

		37,247,849

	Diversified Financial Services – 0.8%
169,067	MarketAxess Holdings, Inc.	9,139,762

	Electrical Equipment – 0.8%
346,659	Thermon Group Holdings, Inc.(b)	9,124,065

	Electronic Equipment, Instruments & Components – 3.0%
136,733	FEI Co.	12,405,785
146,243	IPG Photonics Corp.(b)	10,061,519
146,589	Measurement Specialties, Inc.(b)	12,616,915

		35,084,219

	Energy Equipment & Services – 3.4%
103,976	Dril-Quip, Inc.(b)	11,358,338
405,621	Forum Energy Technologies, Inc.(b)	14,776,773
506,005	Helix Energy Solutions Group, Inc.(b)	13,312,992

		39,448,103

	Food & Staples Retailing – 0.7%
105,244	Susser Holdings Corp.(b)	8,495,296

	Health Care Equipment & Supplies – 7.3%
281,638	Cardiovascular Systems, Inc.(b)	8,775,840
99,411	Cyberonics, Inc.(b)	6,209,211
310,380	Cynosure, Inc., Class A(b)	6,595,575
501,215	Globus Medical, Inc.(b)	11,989,063
239,442	Insulet Corp.(b)	9,498,664
654,855	Novadaq Technologies, Inc.(b)	10,792,010
345,039	Quidel Corp.(b)	7,628,812
547,004	Spectranetics Corp.(b)	12,515,452
318,692	Wright Medical Group, Inc.(b)	10,006,929

		84,011,556

	Health Care Providers & Services – 4.5%
304,251	Acadia Healthcare Co., Inc.(b)	13,843,421
231,813	Amsurg Corp.(b)	10,563,718
240,358	IPC The Hospitalist Co.(b)	10,628,631
333,415	Team Health Holdings, Inc.(b)	16,650,745

		51,686,515

	Health Care Technology – 0.8%
443,715	HMS Holdings Corp.(b)	9,056,223

	Hotels, Restaurants & Leisure – 3.3%
191,046	Chuy’s Holdings, Inc.(b)	6,934,970
223,028	Noodles & Co.(b)	7,669,933
266,211	Popeyes Louisiana Kitchen, Inc.(b)	11,636,083

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
153,358	Vail Resorts, Inc.	$11,836,170

		38,077,156

	Internet & Catalog Retail – 1.0%
341,986	HomeAway, Inc.(b)	11,907,952

	Internet Software & Services – 5.4%
195,681	comScore, Inc.(b)	6,942,762
41,703	CoStar Group, Inc.(b)	6,596,164
363,444	Dealertrack Technologies, Inc.(b)	16,478,551
256,419	Envestnet, Inc.(b)	12,544,017
498,538	Everyday Health, Inc.(b)	9,212,982
133,070	Shutterstock, Inc.(b)	11,042,149

		62,816,625

	IT Services – 2.9%
320,806	Cardtronics, Inc.(b)	10,933,068
192,957	Euronet Worldwide, Inc.(b)	9,308,246
497,763	InterXion Holding NV(b)	13,628,751

		33,870,065

	Life Sciences Tools & Services – 0.7%
405,269	Cambrex Corp.(b)	8,389,068

	Machinery – 4.2%
459,019	Manitowoc Co., Inc. (The)	15,083,364
124,476	Middleby Corp. (The)(b)	10,296,655
145,186	Proto Labs, Inc.(b)	11,893,637
177,380	RBC Bearings, Inc.	11,361,189

		48,634,845

	Oil, Gas & Consumable Fuels – 4.4%
141,772	Diamondback Energy, Inc.(b)	12,589,354
194,005	Gulfport Energy Corp.(b)	12,183,514
277,130	Oasis Petroleum, Inc.(b)	15,488,796
197,104	Rosetta Resources, Inc.(b)	10,811,154

		51,072,818

	Pharmaceuticals – 2.5%
326,516	Akorn, Inc.(b)	10,856,657
323,623	Impax Laboratories, Inc.(b)	9,705,454
91,589	Pacira Pharmaceuticals, Inc.(b)	8,413,365

		28,975,476

	Professional Services – 5.1%
200,274	Advisory Board Co. (The)(b)	10,374,193
195,695	Corporate Executive Board Co. (The)	13,350,313
188,862	Huron Consulting Group, Inc.(b)	13,375,207
353,918	On Assignment, Inc.(b)	12,588,863
195,071	WageWorks, Inc.(b)	9,404,373

		59,092,949

	Road & Rail – 1.5%
162,939	Genesee & Wyoming, Inc., Class A(b)	17,108,595

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 6.2%
267,197	Cavium, Inc.(b)	$13,269,003
110,528	Hittite Microwave Corp.	8,615,658
455,941	Intersil Corp.	6,816,318
321,510	Monolithic Power Systems, Inc.	13,615,948
140,255	Power Integrations, Inc.	8,070,273
344,334	Semtech Corp.(b)	9,004,334
256,560	Silicon Laboratories, Inc.(b)	12,635,580

		72,027,114

	Software – 5.7%
370,822	Aspen Technology, Inc.(b)	17,206,141
326,934	FleetMatics Group PLC(b)	10,573,046
352,858	Guidewire Software, Inc.(b)	14,347,206
220,633	NetScout Systems, Inc.(b)	9,782,867
101,581	Ultimate Software Group, Inc. (The)(b)	14,035,447

		65,944,707

	Specialty Retail – 2.7%
98,480	Cabela’s, Inc.(b)	6,145,152
200,486	Hibbett Sports, Inc.(b)	10,860,327
95,887	Restoration Hardware Holdings, Inc.(b)	8,922,285
588,144	Sportsman’s Warehouse Holdings, Inc.(b)	4,705,152

		30,632,916

	Textiles, Apparel & Luxury Goods – 3.4%
135,113	Deckers Outdoor Corp.(b)	11,664,305
171,603	Oxford Industries, Inc.	11,440,772
476,066	Tumi Holdings, Inc.(b)	9,583,209
162,208	Vince Holding Corp.(b)	5,940,057

		38,628,343

	Transportation Infrastructure – 1.0%
599,204	Wesco Aircraft Holdings, Inc.(b)	11,960,112

	Total Common Stocks (Identified Cost $860,480,923)	1,112,981,745

Principal Amount
Short-Term Investments – 4.4%
$50,401,464	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $50,401,464 on 7/1/2014 collateralized by $51,155,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $51,410,775 including accrued interest(c) (Identified Cost $50,401,464)	50,401,464

	Total Investments – 100.7% (Identified Cost $910,882,387)(a)	1,163,383,209
	Other assets less liabilities – (0.7)%	(8,124,654)

	Net Assets – 100.0%	$1,155,258,555

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $910,882,387 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$274,550,968
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	22,050,146

Net unrealized appreciation	$252,500,822

At September 30, 2013, late-year ordinary and post-October capital loss deferrals were $6,002,400. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,112,981,745	$—	$—	$1,112,981,745
Short-Term Investments	—	50,401,464	—	50,401,464

Total	$1,112,981,745	$50,401,464	$—	$1,163,383,209

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2014, there were no transfers among Level 1, 2 and 3.

Industry Summary at June 30, 2014 (Unaudited)

Health Care Equipment & Supplies	7.3%
Semiconductors & Semiconductor Equipment	6.2
Software	5.7
Internet Software & Services	5.4
Professional Services	5.1
Health Care Providers & Services	4.5
Oil, Gas & Consumable Fuels	4.4
Banks	4.4
Biotechnology	4.4
Machinery	4.2
Energy Equipment & Services	3.4
Textiles, Apparel & Luxury Goods	3.4
Hotels, Restaurants & Leisure	3.3
Diversified Consumer Services	3.2
Electronic Equipment, Instruments & Components	3.0
IT Services	2.9
Specialty Retail	2.7
Pharmaceuticals	2.5
Auto Components	2.0
Other Investments, less than 2% each	18.3
Short-Term Investments	4.4

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 76.6% of Net Assets
Non-Convertible Bonds – 68.9%
	ABS Car Loan – 0.0%
$4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$4,340,018

	ABS Home Equity – 0.0%
3,356,519	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.613%, 4/25/2035(b)	3,412,466

	ABS Other – 0.1%
15,133,017	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(b)(c)	15,341,096

	Aerospace & Defense – 0.5%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	608,943
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,918,000
2,425,000	Ducommun, Inc., 9.750%, 7/15/2018	2,698,564
8,236,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	9,162,550
10,828,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	10,421,950
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	22,052,188
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,832,100
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024, 144A	25,524,161

		87,218,456

	Airlines – 1.9%
13,620,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	13,864,434
5,014,678	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,190,191
2,285,000	Allegiant Travel Co., 5.500%, 7/15/2019	2,322,131
14,204,469	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	14,470,803
5,241,837	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	5,425,301
10,425,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	10,868,479
3,119,612	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,259,995
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	22,486,050
176,964	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	184,042
425,877	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	456,199

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$1,720,737	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	$1,832,585
703,193	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	759,449
1,132,578	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,303,145
1,379,032	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,576,371
1,592,923	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	1,720,357
1,828,567	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,997,709
1,063,631	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,140,000
10,041,353	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	11,246,315
17,937,609	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	19,462,306
15,499,538	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	17,514,478
13,952,000	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	16,323,840
3,576,616	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	3,898,512
1,178,895	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,391,096
5,593,643	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	6,544,562
16,324,123	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	16,416,191
899,738	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	973,247
16,128,897	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	17,822,431
551,701	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	627,560
9,585,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	9,820,312
12,214,221	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	13,557,786
28,940,722	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	29,808,943
44,303,984	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	52,389,461
8,387,604	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	8,618,263
13,067,459	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	14,733,560
6,745,834	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	7,707,115
3,965,102	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	4,212,921
7,200,000	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	7,452,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$6,541,015	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	$6,885,727
10,888,778	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	11,180,597

		367,444,464

	Automotive – 0.7%
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	22,619,421
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,423,784
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	92,611,962
2,365,000	Ford Motor Co., 7.125%, 11/15/2025	2,906,327
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,689,569
6,000,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	6,660,000
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,263,178

		133,174,241

	Banking – 7.1%
1,175,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	1,511,612
28,582,000	Ally Financial, Inc., 8.000%, 12/31/2018	33,941,125
29,332,000	Ally Financial, Inc., 8.000%, 11/01/2031	37,471,630
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	24,559,628
63,900,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	27,619,145
900,000	Bank of America Corp., 5.490%, 3/15/2019	1,012,004
3,450,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	5,255,546
3,135,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	3,090,032
265,000	Bank of America Corp., MTN, 4.000%, 4/01/2024	270,441
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(d)	1,660,132
10,000,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	9,443,700
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	39,980,283
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	58,502,548
1,600,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(d)	2,316,856
5,331,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(d)	5,430,956

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
4,000,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	$3,830,823
24,610,000	Citigroup, Inc., 5.875%, 2/22/2033	27,551,633
8,999,000	Citigroup, Inc., 6.000%, 10/31/2033	10,238,270
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	6,939,906
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	19,908,222
3,350,000	Citigroup, Inc., EMTN, 1.584%, 11/30/2017, (EUR)(b)	4,564,220
17,730,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	18,781,513
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	23,831,826
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	467,090
34,060,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	40,975,338
32,705,000	HBOS PLC, 6.000%, 11/01/2033, 144A	36,394,124
50,604,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	58,297,276
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	9,408,150
132,200,000	Intesa Sanpaolo SpA, 3.875%, 1/15/2019	138,641,181
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	38,314,499
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	18,931,666
27,555,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	32,343,260
18,500,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(d)	18,685,000
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	3,340,254
6,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	7,729,368
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	923,933
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	34,004,637
40,135,000	Morgan Stanley, 4.875%, 11/01/2022	43,081,631
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	68,858,704
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	104,903,276
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,770,382
79,700,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	79,994,074

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$38,835,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	$39,394,729
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	12,220,950
6,600,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	6,679,992
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	9,234,887
12,100,000	Morgan Stanley, Series F, MTN, 0.678%, 10/18/2016(b)	12,086,496
3,000,000	Rabobank Nederland (NY), 1.700%, 3/19/2018	3,009,708
2,850,000	RBS Capital Trust A, 2.309%, (EUR)(b)(d)	3,898,447
1,905,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(d)	2,588,953
7,925,000	RBS Capital Trust I, 2.099%(b)(d)	7,925,000
4,050,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(d)	4,333,500
2,085,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%(d)	2,064,150
930,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	1,235,246
15,100,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	20,190,538
24,985,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	27,013,907
17,700,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	19,359,092
9,990,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(d)	10,676,812
850,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,226,465
7,750,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	12,283,140
2,150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	3,032,315
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	748,714
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,893,173
1,500,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,507,500
4,140,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(d)	5,694,413
18,054,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(d)	19,272,645

		1,332,346,666

	Brokerage – 0.7%
1,640,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,697,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	$5,050,000
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	46,125,597
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,939,865
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	17,264,460
39,040,000	Jefferies Group LLC, 6.875%, 4/15/2021	45,642,835

		136,720,157

	Building Materials – 0.5%
10,945,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	11,054,450
6,995,000	Masco Corp., 6.500%, 8/15/2032	7,397,213
5,510,000	Masco Corp., 7.125%, 3/15/2020	6,483,727
2,630,000	Masco Corp., 7.750%, 8/01/2029	3,098,156
32,100,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	13,075,356
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	43,838,284
14,155,000	USG Corp., 9.750%, 1/15/2018	16,950,612

		101,897,798

	Chemicals – 0.4%
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	18,163,350
5,200,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	5,408,000
7,295,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	7,440,900
26,164,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	23,743,830
5,191,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	5,139,090
8,757,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	8,494,290

		68,389,460

	Construction Machinery – 0.1%
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,674,781
4,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	4,264,069
11,655,000	United Rentals North America, Inc., 7.625%, 4/15/2022	13,082,737
525,000	United Rentals North America, Inc., 8.375%, 9/15/2020	576,188

		19,597,775

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – 0.0%
$670,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	$706,850
5,500,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	5,871,250

		6,578,100

	Consumer Products – 0.0%
1,335,000	Visant Corp., 10.000%, 10/01/2017	1,244,888

	Electric – 1.3%
1,540,000	AES Corp. (The), 4.875%, 5/15/2023	1,524,600
34,125,000	AES Corp. (The), 5.500%, 3/15/2024	34,892,813
43,248,286	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	47,970,783
58,038,836	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	63,546,721
2,086,195	CE Generation LLC, 7.416%, 12/15/2018	2,062,726
42,200,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	44,630,720
14,800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	16,279,852
100,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	146,378
3,570,000	Endesa S.A., 7.875%, 2/01/2027	4,525,778
13,642,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	15,543,367
1,435,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,751,125
2,732,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	5,088,825
555,000	Enersis S.A., 7.400%, 12/01/2016	623,097
687,527	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	747,686

		239,334,471

	Finance Companies – 6.0%
19,005,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	21,379,200
57,000,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	48,826,037
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	71,716,987
25,320,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	22,519,310
58,490,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	52,002,036
15,305,000	General Electric Capital Corp., Series A, MTN, 0.527%, 5/13/2024(b)	14,366,788

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
245,797,000		General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	$220,843,032
325,000		International Lease Finance Corp., 3.875%, 4/15/2018	333,125
1,435,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,481,638
2,085,000		International Lease Finance Corp., 5.875%, 4/01/2019	2,293,500
24,940,000		International Lease Finance Corp., 5.875%, 8/15/2022	27,246,950
950,000		International Lease Finance Corp., 6.250%, 5/15/2019	1,064,000
20,610,000		International Lease Finance Corp., 7.125%, 9/01/2018, 144A	23,907,600
10,245,000		International Lease Finance Corp., 8.250%, 12/15/2020	12,652,575
11,995,000		iStar Financial, Inc., 4.875%, 7/01/2018	12,024,988
14,060,000		iStar Financial, Inc., 5.000%, 7/01/2019	14,060,000
23,175,000		iStar Financial, Inc., 5.850%, 3/15/2017	24,681,375
19,240,000		iStar Financial, Inc., 7.125%, 2/15/2018	21,356,400
19,915,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	21,458,413
23,020,000		Navient Corp., 4.875%, 6/17/2019	23,724,412
22,945,000		Navient Corp., 5.500%, 1/25/2023	22,744,231
7,515,000		Navient Corp., MTN, 4.625%, 9/25/2017	7,918,931
7,780,000		Navient Corp., MTN, 5.500%, 1/15/2019	8,266,250
18,655,000		Navient Corp., MTN, 6.125%, 3/25/2024	18,911,506
17,600,000		Navient Corp., MTN, 7.250%, 1/25/2022	19,470,000
2,160,000		Navient Corp., MTN, 8.000%, 3/25/2020	2,497,500
14,465,000		Navient Corp., Series A, MTN, 5.000%, 6/15/2018	14,465,000
50,910,000		Navient Corp., Series A, MTN, 5.625%, 8/01/2033	43,973,512
49,850,000		Navient Corp., Series A, MTN, 8.450%, 6/15/2018	58,947,625
109,950	(††)	SLM Corp., 6.000%, 12/15/2043	2,425,131
137,545,000		Springleaf Finance Corp., 7.750%, 10/01/2021	154,738,125
55,015,000		Springleaf Finance Corp., 8.250%, 10/01/2023	62,717,100
10,120,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	10,752,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$800,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	$868,000
55,730,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	61,860,300

		1,128,494,077

	Financial Other – 0.2%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	28,765,180

	Food & Beverage – 0.2%
25,280,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	28,250,400
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,343,600

		33,594,000

	Government Guaranteed – 0.4%
72,695,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	68,275,911

	Government Owned – No Guarantee – 0.1%
19,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	21,742,500

	Government Sponsored – 0.0%
1,000,000	EDP Finance BV, EMTN, 2.250%, 2/11/2021, (CHF)	1,075,553

	Healthcare – 2.0%
2,160,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	2,257,200
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,106,480
2,795,000	HCA Holdings, Inc., 6.250%, 2/15/2021	3,001,131
9,960,000	HCA, Inc., 5.875%, 3/15/2022	10,794,150
108,560,000	HCA, Inc., 5.875%, 5/01/2023	113,580,900
14,620,000	HCA, Inc., 7.050%, 12/01/2027	15,058,600
20,447,000	HCA, Inc., 7.500%, 12/15/2023	22,900,640
24,215,000	HCA, Inc., 7.500%, 11/06/2033	25,728,438
46,148,000	HCA, Inc., 7.690%, 6/15/2025	52,031,870
32,745,000	HCA, Inc., 8.360%, 4/15/2024	38,884,687
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	17,554,650
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,061,520
19,250,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	19,514,688

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$31,500,832

		379,975,786

	Home Construction – 0.5%
3,075,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	3,186,469
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	12,157,600
11,315,000	KB Home, 7.250%, 6/15/2018	12,729,375
5,865,000	Lennar Corp., 4.500%, 6/15/2019	6,004,293
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	44,424,400
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	13,255,950

		91,758,087

	Independent Energy – 0.1%
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	63,800
2,990,000	Halcon Resources Corp., 9.250%, 2/15/2022	3,266,575
12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	14,182,788
5,000,000	Rice Energy, Inc., 6.250%, 5/01/2022, 144A	5,125,000
1,975,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	2,031,781
2,780,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	3,016,300

		27,686,244

	Industrial Other – 0.1%
7,475,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	7,680,562
6,880,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	7,069,200
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,390,100

		26,139,862

	Life Insurance – 0.8%
11,135,000	American International Group, Inc., 4.125%, 2/15/2024	11,721,091
4,190,000	American International Group, Inc., 4.875%, 6/01/2022	4,665,829
34,562,000	American International Group, Inc., 6.250%, 3/15/2087	38,666,237
27,655,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	38,094,762
4,300,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	4,908,803

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$23,200,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(d)	$25,172,000
1,000,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(d)	1,873,983
1,350,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	2,078,701
1,475,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,094,500
8,145,000	MetLife, Inc., 10.750%, 8/01/2069	12,940,369
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	9,702,471
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	4,814,668

		156,733,414

	Local Authorities – 2.2%
35,754,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	52,845,812
900,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	1,220,539
8,095,000	City of Rome, Italy, EMTN, 5.345%, 1/27/2048, (EUR)	10,999,856
3,905,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,481,414
185,000,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	176,923,339
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	86,131,878
66,305,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	66,924,033
26,730,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	25,508,488

		424,035,359

	Media Cable – 1.0%
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,389,588
11,620,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023	11,561,900
3,995,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018	4,229,706
28,785,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	30,476,119
16,000,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	17,300,000
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	27,004,478
135,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	157,472
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	66,865,672
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	10,801,937

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Cable – continued
$20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	$21,796,881

		193,583,753

	Media Non-Cable – 0.6%
64,250,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021	68,747,500
90,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	6,008,304
19,215,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	19,407,150
2,410,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,518,450
3,730,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	4,112,325
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,813,750

		107,607,479

	Metals & Mining – 0.9%
3,949,000	Alcoa, Inc., 5.870%, 2/23/2022	4,401,575
5,075,000	Alcoa, Inc., 5.900%, 2/01/2027	5,428,316
1,405,000	Alcoa, Inc., 5.950%, 2/01/2037	1,423,337
4,330,000	Alcoa, Inc., 6.750%, 1/15/2028	4,825,928
25,271,000	ArcelorMittal, 7.250%, 3/01/2041	26,850,437
30,695,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	30,081,100
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	9,017,475
1,814,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	1,570,028
10,983,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	11,271,304
11,284,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A(c)(e)	6,431,880
10,000,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	10,425,000
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	4,410,000
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	15,787,970
6,779,000	United States Steel Corp., 6.650%, 6/01/2037	6,304,470
7,490,000	United States Steel Corp., 6.875%, 4/01/2021	7,939,400
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	18,160,675

		164,328,895

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – 0.3%
$750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	$813,750
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,566,035
33,488,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	33,990,320
3,870,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	3,695,850
740,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	706,700
3,185,492	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	3,249,201

		52,021,856

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
9,526,557	Column Canada Issuer Corp., Series 2006-WEM, Class A1, 4.591%, 1/15/2022, (CAD)	9,163,101
2,785,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	2,772,890
35,060,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.997%, 8/10/2045(b)	36,922,282

		48,858,273

	Oil Field Services – 0.2%
4,000,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	3,810,000
15,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	14,887
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,492,650
22,160,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	21,993,800

		33,311,337

	Paper – 0.7%
14,715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	19,249,045
47,875,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	65,837,078
775,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,161,934
4,865,000	Westvaco Corp., 7.950%, 2/15/2031	6,267,818
23,365,000	Westvaco Corp., 8.200%, 1/15/2030	30,683,245
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,562,115

		126,761,235

	Pharmaceuticals – 0.2%
33,160,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	35,232,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 0.3%
$14,855,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	$17,175,752
12,510,000	MBIA Insurance Corp., 11.487%, 1/15/2033, 144A(b)(f)	9,757,800
11,200,000	Sirius International Group, 6.375%, 3/20/2017, 144A	12,386,965
3,000,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(d)	3,150,000
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%(d)	17,646,625
1,425,000	XLIT Ltd., 6.375%, 11/15/2024	1,722,487

		61,839,629

	Railroads – 0.6%
90,000,000	Hellenic Railways Organization S.A., EMTN, 0.663%, 5/24/2016, (EUR)(b)(c)	112,145,693
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	1,003,168

		113,148,861

	Retailers – 0.5%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,458,000
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,773,180
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,668,750
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	485,562
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022(e)	11,344,386
1,405,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	1,292,600
28,493,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	23,221,795
2,800,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,296,000
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	14,785,925
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,464,866
3,910,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	3,362,600
25,299,000	Toys R Us, Inc., 7.375%, 10/15/2018	18,974,250

		93,127,914

	Sovereigns – 0.4%
3,842,906,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	26,872,779
1,605,660,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	11,200,863

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sovereigns – continued
4,496,156,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	$33,597,138

		71,670,780

	Supermarkets – 0.9%
79,276,000	New Albertson’s, Inc., 7.450%, 8/01/2029	75,114,010
22,640,000	New Albertson’s, Inc., 7.750%, 6/15/2026	22,187,200
17,140,000	New Albertson’s, Inc., 8.000%, 5/01/2031	16,711,500
5,815,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,815,000
16,342,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	13,931,555
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	35,617,400

		169,376,665

	Supranational – 0.7%
16,375,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	7,019,869
250,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	20,950,717
60,665,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	58,751,296
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	22,287,980
72,900,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	30,836,089

		139,845,951

	Technology – 1.4%
6,890,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024, 144A	7,036,412
93,399,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	92,465,010
5,845,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	5,786,550
2,145,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	2,284,425
25,000,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	28,312,500
34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022	37,227,075
9,100,000	First Data Corp., 10.625%, 6/15/2021	10,601,500
5,210,000	First Data Corp., 11.250%, 1/15/2021	6,082,675
50,531,000	First Data Corp., 11.750%, 8/15/2021	59,942,399
475,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	542,013
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,768,449

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$210,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	$257,040
1,400,000		SunGard Data Systems, Inc., 6.625%, 11/01/2019	1,473,500

			254,779,548

		Transportation Services – 0.3%
10,503,000		APL Ltd., 8.000%, 1/15/2024(c)	9,767,790
4,985,849		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(e)	5,073,101
6,862,758		Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)(f)(g)	8,990,213
4,382,699		Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020(e)	4,470,353
3,664,398		Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(e)	3,719,364
4,744,556		Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(e)(f)(g)	6,215,368
1,864,358		Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(e)	2,004,185
3,970,000		Erac USA Finance Co., 7.000%, 10/15/2037, 144A	5,202,089
4,115,000		Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	4,526,500

			49,968,963

		Treasuries – 29.7%
80,220,000		Canadian Government, 1.000%, 8/01/2016, (CAD)	75,019,852
317,256,000		Canadian Government, 1.250%, 2/01/2016, (CAD)	298,182,880
29,490,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	27,403,134
80,645,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	76,030,236
272,755,000		Canadian Government, 2.250%, 8/01/2014, (CAD)	255,879,235
201,485,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	191,381,010
89,045,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	85,754,578
64,132,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	6,031,816
10,000,000,000		Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	933,480
20,000,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	159,447,952
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	37,467,779
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	67,678,033
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	245,161,976

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	$28,577,659
11,970,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	123,199,519
194,210,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	176,524,247
75,670,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	70,503,667
836,485,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)	147,028,585
1,266,835,000		Norway Government Bond, 5.000%, 5/15/2015, (NOK)	213,039,603
162,850,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	71,309,063
55,925,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	26,576,714
49,120,000		Republic of Brazil, 12.500%, 1/05/2016, (BRL)	23,287,260
65,300,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	52,510,752
311,655,000		U.S. Treasury Note, 0.250%, 9/30/2015	311,983,796
230,000,000		U.S. Treasury Note, 0.250%, 12/31/2015	230,017,940
500,000,000		U.S. Treasury Note, 0.250%, 2/29/2016	499,511,500
750,000,000		U.S. Treasury Note, 0.375%, 1/31/2016	751,083,750
600,000,000		U.S. Treasury Note, 0.375%, 3/31/2016	600,117,000
300,000,000		U.S. Treasury Note, 0.375%, 4/30/2016	299,906,400
300,000,000		U.S. Treasury Note, 0.375%, 5/31/2016	299,730,600
150,000,000		U.S. Treasury Note, 0.500%, 6/30/2016	150,128,850

			5,601,408,866

		Wireless – 0.6%
293,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	22,395,422
31,041,000		Sprint Capital Corp., 6.875%, 11/15/2028	31,351,410
16,622,000		Sprint Capital Corp., 6.900%, 5/01/2019	18,325,755
6,260,000		Sprint Capital Corp., 8.750%, 3/15/2032	7,230,300
12,630,000		Sprint Communications, Inc., 6.000%, 11/15/2022	12,882,600
23,641,000		Sprint Corp., 7.250%, 9/15/2021, 144A	26,064,202

			118,249,689

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – 3.4%
$2,825,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(h)	$2,874,438
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,087,842
21,480,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	24,446,396
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	78,467,200
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	763,088
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	7,558,200
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,976,119
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	336,875
17,900,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	27,696,837
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,823,025
37,225,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	40,109,937
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	39,629,840
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,039,249
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,546,555
28,505,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	31,141,712
5,965,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	6,680,800
2,555,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	2,804,113
4,667,000	Oi S.A., 5.750%, 2/10/2022, 144A	4,657,666
500,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	712,476
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	24,191,599
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	45,767,664
800,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,170,752
16,145,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	18,001,675
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	43,415,350
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	14,083,190
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	33,528,825
31,060,000	Qwest Corp., 6.875%, 9/15/2033	31,245,863

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$3,075,000	Qwest Corp., 7.200%, 11/10/2026	$3,098,066
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,703,192
39,171,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	39,268,927
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	23,380,962
7,200,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	9,661,783
5,250,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	5,576,077
4,350,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	5,548,386
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	32,052,324
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	19,538,672
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	4,265,832
2,080,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,263,523

		647,115,030

	Total Non-Convertible Bonds (Identified Cost $12,077,699,928)	12,987,553,253

Convertible Bonds – 6.9%
	Automotive – 1.3%
125,580,000	Ford Motor Co., 4.250%, 11/15/2016	250,924,538

	Basic Industry – 0.2%
30,570,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	31,257,825

	Chemicals – 0.0%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	5,351,653

	Communications – 0.7%
54,075,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	88,953,375
27,960,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	46,413,600

		135,366,975

	Construction Machinery – 0.2%
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	31,143,583

	Consumer Products – 0.0%
5,503,000	Jarden Corp., 1.125%, 3/15/2034, 144A	5,619,939

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Energy – 0.4%
$30,251,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	$29,154,401
24,655,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	26,411,669
9,196,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	9,747,760

		65,313,830

	Finance Companies – 0.0%
5,025,000	Jefferies Group LLC, 3.875%, 11/01/2029	5,373,609

	Healthcare – 0.4%
15,025,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	16,424,203
3,780,000	Omnicare, Inc., 3.250%, 12/15/2035	4,020,975
20,495,000	Omnicare, Inc., 3.750%, 12/15/2025	52,249,441

		72,694,619

	Home Construction – 0.6%
15,957,000	KB Home, 1.375%, 2/01/2019	16,036,785
52,005,000	Lennar Corp., 3.250%, 11/15/2021, 144A	95,754,206
7,266,000	Ryland Group, Inc. (The), 0.250%, 6/01/2019	6,639,308

		118,430,299

	Life Insurance – 0.5%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	90,733,603

	Metals & Mining – 0.2%
21,845,000	United States Steel Corp., 2.750%, 4/01/2019	27,128,759

	Pharmaceuticals – 0.0%
1,195,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	1,236,078
1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,742,922
1,810,000	Illumina, Inc., 0.250%, 3/15/2016	3,890,369

		6,869,369

	REITs – Mortgage – 0.1%
9,635,000	iStar Financial, Inc., 3.000%, 11/15/2016	13,651,591

	REITs – Warehouse/Industrials – 0.1%
19,445,000	ProLogis LP, 3.250%, 3/15/2015	21,766,247

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – 2.2%
$56,665,000	Ciena Corp., 0.875%, 6/15/2017	$56,169,181
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	9,865,903
6,075,000	Ciena Corp., 4.000%, 3/15/2015, 144A	7,263,422
2,429,000	Intel Corp., 2.950%, 12/15/2035	3,019,551
205,005,000	Intel Corp., 3.250%, 8/01/2039	316,220,212
8,440,000	JDS Uniphase Corp., 0.625%, 8/15/2033, 144A	8,461,100
1,055,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,441,394
5,649,179	Liberty Media LLC, 3.500%, 1/15/2031	3,089,394
3,726,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	4,799,554
2,740,000	Nuance Communications, Inc., 2.750%, 11/01/2031	2,736,575

		413,066,286

	Wirelines – 0.0%
2,403,600	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(c)(e)(h)(i)	361,561
900,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,233,603

		1,595,164

	Total Convertible Bonds (Identified Cost $858,509,242)	1,296,287,889

Municipals – 0.8%
	District of Columbia – 0.0%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	5,092,587

	Illinois – 0.2%
1,725,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	1,743,889
47,285,000	State of Illinois, 5.100%, 6/01/2033	47,508,185

		49,252,074

	Michigan – 0.1%
12,400,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	10,727,612

	Virginia – 0.5%
125,265,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	93,019,284

	Total Municipals (Identified Cost $179,377,328)	158,091,557

	Total Bonds and Notes (Identified Cost $13,115,586,498)	14,441,932,699

Principal Amount (‡)	Description	Value (†)
Senior Loans – 1.4%
	Automotive – 0.0%
$6,595,271	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	$6,595,271

	Chemicals – 0.2%
503,274	Allnex USA, Inc., 2nd Lien Term Loan, 8.250%, 4/03/2020(b)	515,227
4,813,803	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(b)	4,768,698
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	32,041,047

		37,324,972

	Construction Machinery – 0.2%
33,535,652	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	33,367,974

	Consumer Products – 0.0%
8,589,669	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	8,548,869

	Diversified Manufacturing – 0.0%
6,385,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	6,512,700

	Food & Beverage – 0.1%
11,414,743	DS Waters of America, Inc., New Term Loan, 5.250%, 8/30/2020(b)	11,528,890

	Media Non-Cable – 0.0%
7,398,530	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	6,244,359

	Metals & Mining – 0.1%
11,416,650	Essar Steel Algoma, Inc., ABL Term Loan, 9.250%, 9/20/2014(b)(c)	11,422,358

	Non-Captive Diversified – 0.4%
70,048,484	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(b)	72,149,938

	Oil Field Services – 0.0%
2,836,364	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	2,870,060

	Other Utility – 0.0%
1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	1,265,550

	Retailers – 0.1%
14,335,611	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	14,371,450
2,985,000	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	2,865,600

		17,237,050

	Supermarkets – 0.2%
18,130,800	New Albertson’s, Inc., Term Loan, 6/25/2021(j)	18,164,886

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Supermarkets – continued
$13,626,523	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	$13,607,854

		31,772,740

	Technology – 0.0%
4,070,400	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	4,116,192

	Wirelines – 0.1%
17,569,787	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	17,653,244
1,495,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	1,519,922
1,672,963	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	1,688,303

		20,861,469

	Total Senior Loans (Identified Cost $267,717,543)	271,818,392

Shares
Common Stocks – 17.8%
	Airlines – 0.0%
38,455	United Continental Holdings, Inc.(f)	1,579,347

	Banks – 0.3%
3,979,932	Bank of America Corp.	61,171,555

	Biotechnology – 0.4%
777,116	Vertex Pharmaceuticals, Inc.(f)	73,577,343

	Chemicals – 2.6%
1,364,851	Dow Chemical Co. (The)	70,235,232
2,000,000	PPG Industries, Inc.	420,300,000

		490,535,232

	Containers & Packaging – 0.1%
460,656	Owens-Illinois, Inc.(f)	15,957,124
2,304	Rock-Tenn Co., Class A	243,279

		16,200,403

	Diversified Telecommunication Services – 2.1%
283,397	Hawaiian Telcom Holdco, Inc.(f)	8,107,988
323,886	Level 3 Communications, Inc.(f)	14,221,834
3,346,339	Telecom Italia SpA, Sponsored ADR	32,961,439
19,550,590	Telefonica S.A., Sponsored ADR	335,488,125

		390,779,386

	Electric Utilities – 0.0%
94,166	Duke Energy Corp.	6,986,176

	Electronic Equipment, Instruments & Components – 3.7%
32,000,000	Corning, Inc.	702,400,000

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 0.4%
2,309,175	ConAgra Foods, Inc.	$68,536,314

	Household Durables – 0.2%
477,725	KB Home	8,923,903
549,450	Lennar Corp., Class A	23,065,911

		31,989,814

	Insurance – 0.7%
1,510,275	Prudential Financial, Inc.	134,067,112

	Multi-Utilities – 0.0%
73,618	CMS Energy Corp.	2,293,201

	Oil, Gas & Consumable Fuels – 1.9%
846,398	Chesapeake Energy Corp.	26,306,050
5,351,804	Repsol YPF S.A., Sponsored ADR	141,822,806
2,134,173	Royal Dutch Shell PLC, ADR	175,791,830
141,249	Spectra Energy Corp.	6,000,257

		349,920,943

	Pharmaceuticals – 2.5%
8,514,190	Bristol-Myers Squibb Co.	413,023,357
2,288	Teva Pharmaceutical Industries Ltd., Sponsored ADR	119,937
442,672	Valeant Pharmaceuticals International, Inc.(f)	55,829,792

		468,973,086

	REITs – Apartments – 0.3%
290,904	Apartment Investment & Management Co., Class A	9,387,472
889,730	Associated Estates Realty Corp.	16,032,935
460,000	Equity Residential	28,980,000

		54,400,407

	REITs – Regional Malls – 0.1%
123,159	Simon Property Group, Inc.	20,478,879

	REITs – Shopping Centers – 0.0%
201,557	DDR Corp.	3,553,450
61,579	Washington Prime Group, Inc.(f)	1,153,990

		4,707,440

	Semiconductors & Semiconductor Equipment – 2.4%
14,733,856	Intel Corp.	455,276,150

	Trading Companies & Distributors – 0.1%
176,859	United Rentals, Inc.(f)	18,522,443

	Total Common Stocks (Identified Cost $2,154,219,146)	3,352,395,231

Preferred Stocks – 2.0%
Convertible Preferred Stocks – 1.5%
	Banking – 0.2%
19,062	Bank of America Corp., Series L, 7.250%	22,245,354

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Banking – continued
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	$10,359,062

		32,604,416

	Communications – 0.0%
1,546	Cincinnati Bell, Inc., 6.750%	73,775

	Energy – 0.4%
112,123	Chesapeake Energy Corp., 4.500%	10,931,993
69,532	Chesapeake Energy Corp., 5.000%	7,189,609
24,658	Chesapeake Energy Corp., Series A, 5.750%, 144A	31,238,604
242,297	El Paso Energy Capital Trust I, 4.750%	13,399,024
61,053	SandRidge Energy, Inc., 7.000%	6,750,172
99,800	SandRidge Energy, Inc., 8.500%	11,327,300

		80,836,702

	Metals & Mining – 0.5%
3,375,256	ArcelorMittal, 6.000%	75,909,507
733,484	Cliffs Natural Resources, Inc., 7.000%	10,510,826

		86,420,333

	Natural Gas – 0.1%
380,577	AES Trust III, 6.750%	19,729,112

	REITs – Diversified – 0.1%
27,671	Crown Castle International Corp., Series A, 4.500%	2,820,228
391,776	Weyerhaeuser Co., Series A, 6.375%	22,233,288

		25,053,516

	REITs – Health Care – 0.1%
116,700	Health Care REIT, Inc., Series I, 6.500%	6,738,258

	REITs – Hotels – 0.0%
164,608	FelCor Lodging Trust, Inc., Series A, 1.950%	4,297,915

	REITs – Mortgage – 0.1%
353,177	iStar Financial, Inc., Series J, 4.500%	22,605,094

	Total Convertible Preferred Stocks (Identified Cost $243,239,221)	278,359,121

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.5%
	Banking – 0.3%
45,861	Ally Financial, Inc., Series G, 7.000%, 144A	$45,977,088
35,000	Bank of America Corp., 6.375%	881,650
389,800	Countrywide Capital IV, 6.750%	9,955,492

		56,814,230

	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%	37,483

	Finance Companies – 0.0%
39,200	iStar Financial, Inc., Series E, 7.875%	980,000
39,300	iStar Financial, Inc., Series F, 7.800%	974,208
10,425	iStar Financial, Inc., Series G, 7.650%	256,976
101,175	SLM Corp., Series A, 6.970%	4,899,905

		7,111,089

	Government Sponsored – 0.2%
26,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(h)	27,300,000

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(f)	2,832,146

	REITs – Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,930,661

	REITs – Warehouse/Industrials – 0.0%
116,192	ProLogis, Inc., Series Q, 8.540%	7,126,055

	Total Non-Convertible Preferred Stocks (Identified Cost $63,496,051)	103,151,664

	Total Preferred Stocks (Identified Cost $306,735,272)	381,510,785

Closed-End Investment Companies – 0.1%
681,131	NexPoint Credit Strategies Fund (Identified Cost $10,230,353)	8,221,251

Principal Amount (‡)
Short-Term Investments – 1.8%
$1,559,072	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2014 at 0.000% to be repurchased at $1,559,072 on 7/01/2014 collateralized by $1,675,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $1,590,582 including accrued interest(k)	1,559,072

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – continued
$343,164,708	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $343,164,803 on 7/01/2014 collateralized by $337,645,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $340,177,338; $220,000 U.S. Treasury Note, 2.750% due 2/15/2019 valued at $234,300; $9,680,000 U.S. Treasury Note, 0.625% due 5/31/2017 valued at $9,619,500 including accrued interest(k)	$343,164,708

	Total Short-Term Investments (Identified Cost $344,723,780)	344,723,780

	Total Investments – 99.7% (Identified Cost $16,199,212,592)(a)	18,800,602,138
	Other assets less liabilities – 0.3%	56,163,538

	Net Assets – 100.0%	$18,856,765,676

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $16,242,373,297 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,885,322,409
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(327,093,568)

Net unrealized appreciation	$2,558,228,841

(b)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(c)	Illiquid security. At June 30, 2014, the value of these securities amounted to $333,048,554 or 1.8% of net assets.
(d)	Perpetual bond with no specified maturity date.
(e)	Fair valued by the Fund’s adviser. At June 30, 2014, the value of these securities amounted to $48,610,411 or 0.3% of net assets.
(f)	Non-income producing security.
(g)	Maturity has been extended under the terms of a plan of reorganization.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(j)	Position is unsettled. Contract rate was not determined at June 30, 2014 and does not take effect until settlement date.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $1,762,495,146 or 9.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$15,341,096	(a)	$15,341,096
Airlines	—	71,357,871	296,086,593	(a)	367,444,464
Finance Companies	2,425,131	1,126,068,946	—		1,128,494,077
Metals & Mining	—	157,897,015	6,431,880	(b)	164,328,895
Retailers	—	81,783,528	11,344,386	(b)	93,127,914
Transportation Services	—	19,496,379	30,472,584	(b)	49,968,963
All Other Non-Convertible Bonds*	—	11,168,847,844	—		11,168,847,844

Total Non-Convertible Bonds	2,425,131	12,625,451,583	359,676,539		12,987,553,253

Convertible Bonds
Wirelines	—	1,233,603	361,561	(b)	1,595,164
All Other Convertible Bonds*	—	1,294,692,725	—		1,294,692,725

Total Convertible Bonds	—	1,295,926,328	361,561		1,296,287,889

Municipals*	—	158,091,557	—		158,091,557

Total Bonds and Notes	2,425,131	14,079,469,468	360,038,100		14,441,932,699

Senior Loans*	—	271,818,392	—		271,818,392
Common Stocks*	3,352,395,231	—	—		3,352,395,231
Preferred Stocks
Convertible Preferred Stocks
Communications	—	73,775	—		73,775
Energy	38,270,798	42,565,904	—		80,836,702
REITs—Mortgage	—	22,605,094	—		22,605,094
All Other Convertible Preferred Stocks*	174,843,550	—	—		174,843,550

Total Convertible Preferred Stocks	213,114,348	65,244,773	—		278,359,121

Non-Convertible Preferred Stocks
Electric	—	37,483	—		37,483
Government Sponsored	—	27,300,000	—		27,300,000
REITs—Office Property	—	1,930,661	—		1,930,661
All Other Non-Convertible Preferred Stocks*	73,883,520	—	—		73,883,520

Total Non-Convertible Preferred Stocks	73,883,520	29,268,144	—		103,151,664

Total Preferred Stocks	286,997,868	94,512,917	—		381,510,785

Closed-End Investment Companies	8,221,251	—	—		8,221,251
Short-Term Investments	—	344,723,780	—		344,723,780

Total	$3,650,039,481	$14,790,524,557	$360,038,100		$18,800,602,138

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

Preferred stocks valued at $52,175,298 were transferred from Level 1 to Level 2 during the period ended June 30, 2014. At September 30, 2013, these securities were valued at the closing bid quotation in accordance with the Fund’s valuation policies. At June 30, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$(2,415)	$94,581	$15,570,913	$(321,983)	$—	$—	$15,341,096	$94,581
Airlines	324,635,747	172,642	415,461	9,512,646	—	(28,021,374)	7,401,650	(18,030,179)	296,086,593	11,767,263
Metals & Mining	—	294,900	(2,765,510)	(813,070)	—	(7,479,865)	17,195,425	—	6,431,880	(813,070)
Retailers	11,276,382	25,252	—	42,752	—	—	—	—	11,344,386	42,752
Transportation Services	33,966,589	—	547,923	(586,556)	—	(3,455,372)	—	—	30,472,584	37,933
Convertible Bonds
Wirelines	368,219	—	(4,923)	120,431	—	(122,166)	—	—	361,561	86,743

Total	$370,246,937	$492,794	$(1,809,464)	$8,370,784	$15,570,913	$(39,400,760)	$24,597,075	$(18,030,179)	$360,038,100	$11,216,202

A debt security valued at $18,030,179 was transferred from Level 3 to Level 2 during the period ended June 30, 2014. At September 30, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $17,195,425 was transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $7,401,650 were transferred from Level 2 to Level 3 during the period ended June 30, 2014. At September 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2014 (Unaudited)

Treasuries	29.7%
Banking	7.6
Finance Companies	6.0
Electronic Equipment, Instruments & Components	3.7
Technology	3.6
Wirelines	3.5
Chemicals	3.2
Pharmaceuticals	2.7
Semiconductors & Semiconductor Equipment	2.4
Healthcare	2.4
Local Authorities	2.2
Diversified Telecommunication Services	2.1
Automotive	2.0
Other Investments, less than 2% each	26.8
Short-Term Investments	1.8

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

Currency Exposure Summary at June 30, 2014 (Unaudited)

United States Dollar	74.9%
Canadian Dollar	6.5
New Zealand Dollar	4.8
Mexican Peso	3.6
Australian Dollar	3.3
Euro	2.2
Other, less than 2% each	4.4

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2014 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 95.7% of Net Assets
	Aerospace & Defense – 2.5%
301,101	Honeywell International, Inc.	$27,987,338
259,267	Northrop Grumman Corp.	31,016,111

		59,003,449

	Automobiles – 1.3%
811,070	General Motors Co.	29,441,841

	Banks – 10.8%
2,639,929	Bank of America Corp.	40,575,709
857,450	Citigroup, Inc.	40,385,895
1,473,577	Fifth Third Bancorp	31,460,869
966,750	JPMorgan Chase & Co.	55,704,135
399,831	PNC Financial Services Group, Inc. (The)	35,604,950
955,184	Wells Fargo & Co.	50,204,471

		253,936,029

	Beverages – 1.2%
323,704	PepsiCo, Inc.	28,919,715

	Capital Markets – 4.3%
307,828	Ameriprise Financial, Inc.	36,939,360
484,333	Legg Mason, Inc.	24,851,126
575,142	State Street Corp.	38,684,051

		100,474,537

	Chemicals – 1.3%
456,295	E.I. du Pont de Nemours & Co.	29,859,945

	Communications Equipment – 2.4%
1,097,774	Cisco Systems, Inc.	27,279,684
440,488	Motorola Solutions, Inc.	29,323,286

		56,602,970

	Construction Materials – 1.1%
409,162	Vulcan Materials Co.	26,084,078

	Consumer Finance – 1.5%
545,000	Discover Financial Services	33,779,100

	Containers & Packaging – 1.3%
915,908	Sealed Air Corp.	31,296,576

	Diversified Telecommunication Services – 1.3%
611,418	Verizon Communications, Inc.	29,916,683

	Electric Utilities – 2.2%
274,448	NextEra Energy, Inc.	28,125,431
493,433	Northeast Utilities	23,324,578

		51,450,009

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 1.4%
426,698	Eaton Corp. PLC	$32,932,552

	Electronic Equipment, Instruments & Components – 0.9%
681,013	Knowles Corp.(b)	20,934,340

	Energy Equipment & Services – 2.8%
437,282	National Oilwell Varco, Inc.	36,010,173
255,847	Schlumberger Ltd.	30,177,153

		66,187,326

	Food & Staples Retailing – 1.3%
407,954	CVS Caremark Corp.	30,747,493

	Food Products – 1.2%
756,187	Mondelez International, Inc., Class A	28,440,193

	Health Care Equipment & Supplies – 1.6%
422,554	Covidien PLC	38,105,920

	Health Care Providers & Services – 2.7%
435,949	HCA Holdings, Inc.(b)	24,578,805
475,566	UnitedHealth Group, Inc.	38,877,520

		63,456,325

	Independent Power & Renewable Electricity Producers – 1.0%
995,623	Calpine Corp.(b)	23,705,784

	Insurance – 5.6%
662,597	American International Group, Inc.	36,164,544
670,510	MetLife, Inc.	37,253,535
313,280	Travelers Cos., Inc. (The)	29,470,250
839,147	Unum Group	29,168,750

		132,057,079

	Internet & Catalog Retail – 1.2%
966,850	Liberty Interactive Corp., Class A(b)	28,386,716

	Internet Software & Services – 1.0%
595,236	AOL, Inc.(b)	23,684,440

	Machinery – 4.3%
231,973	Deere & Co.	21,005,155
402,978	Illinois Tool Works, Inc.	35,284,754
374,208	Ingersoll-Rand PLC	23,391,742
512,664	Terex Corp.	21,070,490

		100,752,141

	Media – 6.0%
636,645	Comcast Corp., Class A	34,175,104
269,199	DIRECTV(b)	22,884,607
503,061	Liberty Global PLC, Class A(b)	22,245,357
448,573	Omnicom Group, Inc.	31,947,369
332,203	Viacom, Inc., Class B	28,811,966

		140,064,403

Shares	Description	Value (†)
Common Stocks – continued
	Multiline Retail – 1.5%
530,594	Family Dollar Stores, Inc.	$35,093,487

	Oil, Gas & Consumable Fuels – 8.9%
387,421	Chevron Corp.	50,577,812
245,674	CONSOL Energy, Inc.	11,318,201
270,117	ExxonMobil Corp.	27,195,380
327,239	Hess Corp.	32,360,665
1,029,469	Marathon Oil Corp.	41,096,402
377,077	Noble Energy, Inc.	29,208,384
314,258	Valero Energy Corp.	15,744,326

		207,501,170

	Pharmaceuticals – 10.3%
614,440	Bristol-Myers Squibb Co.	29,806,484
646,721	Eli Lilly & Co.	40,206,645
223,725	Forest Laboratories, Inc.(b)	22,148,775
713,714	Merck & Co., Inc.	41,288,355
1,600,806	Pfizer, Inc.	47,511,922
696,607	Sanofi, ADR	37,038,594
442,429	Teva Pharmaceutical Industries Ltd., Sponsored ADR	23,192,128

		241,192,903

	REITs – Diversified – 1.3%
908,017	Weyerhaeuser Co.	30,046,283

	Road & Rail – 1.4%
325,069	Norfolk Southern Corp.	33,491,859

	Software – 3.2%
964,806	Microsoft Corp.	40,232,410
1,502,172	Symantec Corp.	34,399,739

		74,632,149

	Specialty Retail – 2.2%
312,359	AutoNation, Inc.(b)	18,641,585
664,525	Lowe’s Cos., Inc.	31,890,555

		50,532,140

	Technology Hardware, Storage & Peripherals – 2.4%
282,928	Apple, Inc.	26,292,499
1,115,229	EMC Corp.	29,375,132

		55,667,631

	Tobacco – 1.2%
328,325	Philip Morris International, Inc.	27,681,081

	Wireless Telecommunication Services – 1.1%
760,092	Vodafone Group PLC, Sponsored ADR	25,379,472

	Total Common Stocks (Identified Cost $1,615,725,025)	2,241,437,819

Principal Amount	Description	Value (†)
Short-Term Investments – 3.9%
$90,665,511	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $90,665,511 on 7/01/2014 collateralized by $92,480,000 U.S. Treasury Note, 1.500% due 12/31/2018 valued at $92,480,000 including accrued interest(c) (Identified Cost $90,665,511)	$90,665,511

	Total Investments – 99.6% (Identified Cost $1,706,390,536)(a)	2,332,103,330
	Other assets less liabilities – 0.4%	10,471,406

	Net Assets – 100.0%	$2,342,574,736

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2014, the net unrealized appreciation on investments based on a cost of $1,706,390,536 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$637,568,036
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,855,242)

Net unrealized appreciation	$625,712,794

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,241,437,819	$—	$—	$2,241,437,819
Short-Term Investments	—	90,665,511	—	90,665,511

Total	$2,241,437,819	$90,665,511	$—	$2,332,103,330

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2014 (Unaudited)

Banks	10.8%
Pharmaceuticals	10.3
Oil, Gas & Consumable Fuels	8.9
Media	6.0
Insurance	5.6
Machinery	4.3
Capital Markets	4.3
Software	3.2
Energy Equipment & Services	2.8
Health Care Providers & Services	2.7
Aerospace & Defense	2.5
Communications Equipment	2.4
Technology Hardware, Storage & Peripherals	2.4
Electric Utilities	2.2
Specialty Retail	2.2
Other Investments, less than 2% each	25.1
Short-Term Investments	3.9

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	August 20, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2014